     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2001

                                                       REGISTRATION NO. 33-51702
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                        POST-EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                            ------------------------

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                             (Exact name of trust)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of depositor)
                               100 CHURCH STREET
                                   11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
         (Complete address of depositor's principal executive offices)

                            ------------------------


                            BARRY G. SKOLNICK, ESQ.
                    PRESIDENT, GENERAL COUNSEL AND SECRETARY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                (Name and complete address of agent for service)


                            ------------------------

                                    COPY TO:

                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)


/X/ on May 1, 2001 pursuant to paragraph (b)


/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Variable Life Insurance Contracts.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 / /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2001


                ML of New York Variable Life Separate Account II

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                   issued by
                     ML LIFE INSURANCE COMPANY OF NEW YORK
   Home Office: 100 Church Street, 11th Floor, New York, New York 10080-6511
                         Service Center: P.O. Box 9025
                     Springfield, Massachusetts 01102-9025
                                1414 Main Street
                     Springfield, Massachusetts 01144-1007
                             Phone: (800) 354-5333
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated


This Prospectus describes flexible premium variable life insurance contracts (the "Contract") which are designed at issue to meet the 7-pay test under federal tax law. Loans taken from such contracts are generally not subject to current income taxation at the time the loan is taken.


Through the first 14 days following a Contract's in force date, we will invest your initial payment in the investment division of the ML of New York Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:


-   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


      -  Basic Value Focus Fund


      -  Developing Capital Markets Focus Fund


      -  Global Growth Focus Fund


      -  Index 500 Fund


      -  Large Cap Value Focus Fund


      -  Small Cap Value Focus Fund


      -  Utilities and Telecommunications Focus Fund


-   MERRILL LYNCH SERIES FUND, INC.


      -  Balanced Capital Strategy Portfolio


      -  Capital Stock Portfolio


      -  Core Bond Strategy Portfolio


      -  Fundamental Growth Strategy Portfolio


      -  Global Allocation Strategy Portfolio


      -  High Yield Portfolio


      -  Intermediate Government Bond Portfolio


      -  Money Reserve Portfolio


      -  Natural Resources Portfolio



-   MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES


      -  Thirteen maturity dates ranging from February 15, 2002--February 15,
         2019


-   AIM VARIABLE INSURANCE FUNDS


      -  AIM V.I. Capital Appreciation Fund


      -  AIM V.I. Value Fund


-   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


      -  Premier Growth Portfolio


      -  Quasar Portfolio


-   MERCURY HW VARIABLE TRUST


      -  International Value VIP Portfolio


-   MERCURY V.I. FUNDS, INC.


      -  Large Cap Growth Focus Fund


-   MFS VARIABLE INSURANCE TRUST


      -  MFS Emerging Growth Series


      -  MFS Research Series


Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the guarantee period. Each payment will extend the guarantee period. The maximum guarantee period is for the insured's life.

During the guarantee period, we will terminate the Contract only if any loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

The Contract allows planned periodic payments. You may also:

     -  make additional payments subject to certain conditions
     -  change the face amount of your Contract subject to certain conditions
     -  borrow up to the loan value of your Contract
     -  redeem the Contract for its net cash surrender value
     -  make partial withdrawals

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

You may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MERCURY HW VARIABLE TRUST; THE MERCURY V.I. FUNDS, INC.; AND THE MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                Page
                                                              --------
IMPORTANT TERMS.............................................         5
SUMMARY OF THE CONTRACT.....................................         6
    What the Contract Provides..............................         6
    Availability and Payments...............................         7
    The Investment Base.....................................         7
    The Investment Divisions................................         7
    Illustrations...........................................         7
    Replacement of Existing Coverage........................         7
    Right to Cancel ("Free Look" Period) or Exchange........         8
    Distributions From The Contract.........................         8
    Fees and Charges........................................         8
    Joint Insureds..........................................        10
FACTS ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS...................        11
    ML Life Insurance Company of New York ("ML of New
     York").................................................        11
    Merrill Lynch, Pierce, Fenner & Smith Incorporated
     ("MLPF&S").............................................        11
    The Separate Account....................................        11
    Net Rate of Return for an Investment Division...........        12
    Changes Within the Separate Account.....................        13
THE FUNDS...................................................        13
    The Series Fund.........................................        13
    The Variable Series Funds...............................        15
    The AIM V.I. Funds......................................        16
    The Alliance Fund.......................................        16
    The Mercury HW Trust....................................        17
    The Mercury V.I. Funds..................................        17
    The MFS Trust...........................................        18
    Special Risks of Certain Funds..........................        18
    The Operation of the Funds..............................        19
    The Zero Trusts.........................................        20
FACTS ABOUT THE CONTRACT....................................        21
    Who May be Covered......................................        21
    Payments................................................        22
    Right to Cancel ("Free Look" Period)....................        23
    Making Payments.........................................        23
    Changing the Face Amount................................        27
    Investment Base.........................................        29
    Charges.................................................        29
    Charges Deducted from the Investment Base...............        30
    Charges to the Separate Account.........................        31
    Fund Expenses...........................................        31
    Guarantee Period........................................        32
    Net Cash Surrender Value................................        32
    Partial Withdrawals.....................................        33
    Loans...................................................        34
    Death Benefit Proceeds..................................        35
    Payment of Death Benefit Proceeds.......................        36
    Dollar Cost Averaging...................................        37

    Right to Exchange the Contract..........................        37
    Income Plans............................................        38
    Reports to Contract Owners..............................        38
MORE ABOUT THE CONTRACT.....................................        39
    Using the Contract......................................        39
    Some Administrative Procedures..........................        41
    Other Contract Provisions...............................        42
    Group or Sponsored Arrangements.........................        42
    Unisex Legal Considerations.............................        43
    Selling the Contracts...................................        43
    Tax Considerations......................................        44
    Our Income Taxes........................................        48
    Reinsurance.............................................        48
ILLUSTRATIONS...............................................        49
JOINT INSUREDS..............................................        57
    Availability and Payments...............................        57
    Who May be Covered......................................        57
    Payments................................................        57
    Making Payments.........................................        57
    Changing the Face Amount................................        58
    Charges Deducted from the Investment Base...............        58
    Guarantee Period........................................        58
    Net Cash Surrender Value................................        58
    Partial Withdrawals.....................................        58
    Death Benefit Proceeds..................................        58
    Payment of Death Benefit Proceeds.......................        59
    Right to Exchange the Contract..........................        59
    Using the Contract......................................        59
    Other Contract Provisions...............................        59
    Income Plans............................................        60
MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK............        61
    Directors and Executive Officers........................        61
    Services Arrangement....................................        62
    State Regulation........................................        62
    Legal Proceedings.......................................        62
    Experts.................................................        63
    Legal Matters...........................................        63
    Registration Statements.................................        63
    Financial Statements....................................        63
    Financial Statements of ML of New York Variable Life
     Separate Account II....................................       S-1
    Financial Statements of ML Life Insurance Company of New
     York...................................................       G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

ATTAINED AGE: is the issue age of the insured plus the number of full years since the contract date.

CASH SURRENDER VALUE: is equal to the investment base less the balance of any deferred contract load we have not yet deducted and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

CONTRACT ANNIVERSARY: is the same date of each year as the contract date.

CONTRACT DATE: is used to determine processing dates, contract years and contract anniversaries. It is usually the next business day following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

FACE AMOUNT: is the minimum death benefit as long as the Contract remains in force. You can change the face amount; it may increase as a result of an additional payment; or it may decrease as a result of a partial withdrawal.


FIXED BASE: On the contract date, the fixed base equals the cash surrender value. From then on, the fixed base is calculated like the cash surrender value except that the calculation reflects net premiums, uses 4% interest per year instead of the net annual rate of return, and substitutes the guaranteed maximum cost of insurance rates for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash surrender value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit the mortality cost deduction and our right to cancel the Contract during the guarantee period.


GUARANTEE PERIOD: is the time we guarantee that the Contract will remain in force regardless of investment experience, unless loan debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments and withdrawals made, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

IN FORCE DATE: is the date when the underwriting process is complete, and we receive the initial payment and any outstanding contract amendments at the Service Center.

INVESTMENT BASE: is the amount available under a Contract for investment in the Separate Account at any time.

ISSUE AGE: is the insured's age as of his or her birthday nearest the contract date.

LOAN DEBT: is the sum of all outstanding loans on a Contract plus accrued interest.

MONTHIVERSARY: is the same day each month as the contract date.


NET AMOUNT AT RISK: is the excess of the death benefit over the cash surrender value, adjusted for interest at 4% per year.


NET CASH SURRENDER VALUE: is equal to cash surrender value less any loan debt.

NET SINGLE PREMIUM FACTOR: is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. We use this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the guidelines of what constitutes a life insurance contract under the Internal Revenue Code (IRC).

PROCESSING DATES: are the contract date and the first day of each contract quarter thereafter. Processing dates after the contract date are the days when we deduct charges from the investment base.

PROCESSING PERIOD: is the period between consecutive processing dates.

VARIABLE INSURANCE AMOUNT: is computed daily by multiplying the cash surrender value by the net single premium factor.

                            SUMMARY OF THE CONTRACT
                      -----------------------------------

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.


You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and business planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations".)


We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.



FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "SELLING THE CONTRACTS."


DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases depending on the investment results of the investment divisions you select. Therefore, the death benefit may go up or down, depending on investment performance. However, it will never drop below the face amount. We will reduce the death benefit by any loan debt.

TAX BENEFITS AND TAX CONSIDERATIONS. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts insuring two lives). By satisfying this requirement, the Contract provides two important tax benefits:

   1) Its death benefit is generally not subject to income tax;
   2) Any increases in the Contract's cash surrender value are not taxable until distributed from the Contract. (However, withdrawals from, or a full surrender of, the Contract may be subject to tax.)

Since the Contract is designed to meet the 7-pay test at issue, loans from the Contract are generally not taxable at the time they are taken. (However, if the Contract terminates for any reason before the insured's death, adverse tax consequences may result if you have loan debt. See "Tax Considerations.")

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance unless loan debt exceeds certain contract values. The face amount selected and the amount of the initial payment determine the initial guarantee period. Each subsequent payment will extend the guarantee period. The maximum guarantee period is for the insured's life. Certain contract transactions may affect the guarantee period.

AVAILABILITY AND PAYMENTS

We will issue a Contract for an insured up to age 75 (or up to age 80 for joint insureds). We will consider issuing Contracts for insureds above age 75 on an individual basis. Since we designed the Contract to comply with the 7-pay test under federal tax law, you must elect a periodic payment plan providing for payments for at least seven years when you apply for the Contract. We will modify the payment plan, if necessary, to ensure that it does comply with the 7-pay test. The minimum initial payment is $4,000. For a discussion of the 7-pay test, see "Tax Considerations".

You may prepay periodic payments through a single payment by adding a Single Premium Immediate Annuity Rider ("SPIAR") to fund the Contract. We do not allocate the amount applied to purchase the SPIAR to the Separate Account and we don't consider it a payment to the Contract. (See "Payments Under a Combination Periodic Payment Plan".) Pledging, assigning or gifting a Contract with a SPIAR may have tax consequences to the contract owner. (See "Tax Considerations".)

We will not accept an initial payment that provides a guarantee period of less than one year.

Subject to certain conditions, you may make additional unplanned payments. (See "Making Additional Payments".)

THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

We invest your payments in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, we will invest the initial payment only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, we will reallocate the investment base to up to five of the investment divisions, according to your instructions. (See "Changing the Allocation".)

ILLUSTRATIONS

We base illustrations in this Prospectus and illustrations used in connection with the purchase of the Contract on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only and are not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE


Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Advisor if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of Contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the Contract, review it carefully to make sure it is what you want. You may return a Contract for a refund within ten days after you receive it. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also exchange your Contract at any time for a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

PARTIAL WITHDRAWALS. Beginning in Contract year 16, within certain limits you may make withdrawals of your Contract's net cash surrender value. (See "Partial Withdrawals".) Making a partial withdrawal may have tax consequences. (See "Tax Considerations".)

SURRENDERS. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base minus:

     -  The balance of any deferred contract loading not yet deducted; and
     -  Other contract charges not yet deducted.

Surrendering your Contract may have tax consequences. (See "Tax
Considerations".)

LOANS. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest of 6% accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations--Tax Treatment of Loans and Other Distributions".)

FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on processing dates. These charges are:

     - DEFERRED CONTRACT LOAD equal to 9% of each payment. It consists of a sales load of 5%, a charge for federal taxes of 2% and a premium tax charge of 2%. For joint insureds the deferred contract load equals 11% of each payment and consists of a sales load of 7%, a charge for federal taxes of 2% and a premium tax charge of 2%. We deduct the deferred contract load in equal installments of .90% (1.1% for joint insureds) of each payment. We make this deduction on the ten Contract anniversaries following the date we receive and accept the payment. However, in determining a Contract's net cash surrender value, we subtract the balance of the deferred contract load not yet deducted.
     - MORTALITY COST--on all quarterly processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

     - NET LOAN COST--on each Contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Charges Deducted From the Investment Base" and "Loans").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

     - a TRUST CHARGE deducted from only those investment divisions investing in the Zero Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.



ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2000, as a percentage of each Fund's average net assets.



           MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)


                                                            DEVELOPING
                                                  BASIC      CAPITAL      GLOBAL      GLOBAL               LARGE CAP
                                    AMERICAN      VALUE      MARKETS       BOND       GROWTH     INDEX       VALUE      SMALL CAP
ANNUAL EXPENSES                    BALANCED(A)    FOCUS      FOCUS(B)    FOCUS(C)     FOCUS       500        FOCUS     VALUE FOCUS
---------------                    -----------   --------   ----------   ---------   --------   --------   ---------   -----------
Investment Advisory Fees.........      .55%        .60%        1.00%        .60%       .75%       .30%        .75%         .75%
Other Expenses...................      .07%        .05%         .36%        .15%       .08%       .05%        .17%         .06%
Total Annual Operating
  Expenses.......................      .62%        .65%        1.36%        .75%       .83%       .35%        .92%         .81%
Expense Reimbursements...........      .00%        .00%         .11%        .00%       .00%       .00%        .00%         .00%
Net Expenses.....................      .62%        .65%        1.25%        .75%       .83%       .35%        .92%         .81%

                                   UTILITIES AND
                                       TELE-
                                   COMMUNICATIONS
ANNUAL EXPENSES                        FOCUS
---------------                    --------------
Investment Advisory Fees.........       .60%
Other Expenses...................       .09%
Total Annual Operating
  Expenses.......................       .69%
Expense Reimbursements...........       .00%
Net Expenses.....................       .69%



                        MERRILL LYNCH SERIES FUND, INC.


                                                                                 FUNDA-
                                        BALANCED                                 MENTAL        GLOBAL                 INTERMEDIATE
                                         CAPITAL      CAPITAL     CORE BOND      GROWTH      ALLOCATION      HIGH      GOVERNMENT
ANNUAL EXPENSES         BALANCED(D)   STRATEGY(D,E)    STOCK     STRATEGY(E)   STRATEGY(E)   STRATEGY(E)    YIELD         BOND
---------------         -----------   -------------   --------   -----------   -----------   -----------   --------   ------------
Investment Advisory
  Fees................      .32%           .32%         .32%         .32%          .32%          .32%        .32%          .32%
Other Expenses........      .08%           .06%         .07%         .09%          .06%          .14%        .10%          .07%
Total Annual Operating
  Expenses............      .40%           .38%         .39%         .41%          .38%          .46%        .42%          .37%
Expense Reimburse-
  ments...............      .00%           .00%         .00%         .00%          .00%          .00%        .00%          .00%
Net Expenses..........      .40%           .38%         .39%         .41%          .38%          .46%        .42%          .39%


                         MONEY       NATURAL
ANNUAL EXPENSES         RESERVE    RESOURCES(F)
---------------         --------   ------------
Investment Advisory
  Fees................    .32%          .32%
Other Expenses........    .05%          .26%
Total Annual Operating
  Expenses............    .39%          .58%
Expense Reimburse-
  ments...............    .00%          .08%
Net Expenses..........    .37%          .50%


                                                         ALLIANCE VARIABLE                         MERCURY V.I.
                                                              PRODUCTS                             FUNDS, INC.
                                   AIM VARIABLE          SERIES FUND, INC.        MERCURY HW         (CLASS A
                                  INSURANCE FUNDS         (CLASS A SHARES)     VARIABLE TRUST(H)    SHARES)(J)
                              -----------------------   --------------------   -----------------   ------------
                                AIM V.I.                ALLIANCE                  MERCURY HW        LARGE CAP
                                CAPITAL      AIM V.I.   PREMIER    ALLIANCE      INTERNATIONAL        GROWTH
ANNUAL EXPENSES               APPRECIATION    VALUE      GROWTH    QUASAR(G)    VALUE VIP(E,I)      FOCUS(E,K)
---------------               ------------   --------   --------   ---------   -----------------   ------------
Investment Advisory Fees....       .61%        .61%       1.00%      1.00%            .75%              .65%
Other Expenses..............       .21%        .23%        .04%       .14%            .18%              .69%
Total Annual Operating
  Expenses..................       .82%        .84%       1.04%      1.14%            .93%             1.34%
Expense Reimbursements......       .00%        .00%        .00%       .00%            .00%              .09%
Net Expenses................       .82%        .84%       1.04%      1.14%            .93%             1.25%


                              MFS-REGISTERED TRADEMARK- VARIABLE
                                      INSURANCE TRUST-SM-
                              -----------------------------------
                                    MFS
                                  EMERGING             MFS
ANNUAL EXPENSES                  GROWTH(L)         RESEARCH(L)
---------------               ----------------   ----------------
Investment Advisory Fees....        .75%               .75%
Other Expenses..............        .10%               .10%
Total Annual Operating
  Expenses..................        .85%               .85%
Expense Reimbursements......        .00%               .00%
Net Expenses................        .85%               .85%


---------


(a) Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the investment division corresponding to the American Balanced Fund was closed to allocations of premiums and investment base.



(b) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 2000.



(c) The Global Bond Focus Fund was closed to allocations of premiums and investment base following the close of business on June 22, 1999. The Board of Directors of the Merrill Lynch Variable Series Fund, Inc. has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.



(d) Following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base. The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



(e) On May 1, 2001, (i) the Long Term Corporate Bond Portfolio was renamed the Core Bond Strategy Portfolio, (ii) the Growth Stock Portfolio was renamed the Fundamental Growth Strategy Portfolio, (iii) the Multiple Strategy Portfolio was renamed the Balanced Capital Strategy Portfolio, (iv) the Global Strategy Portfolio was renamed the Global Allocation Strategy Portfolio, and (vi) the Mercury V.I. U.S. Large Cap Fund was renamed the Large Cap Growth Focus Fund, and its manager was changed. Effective October 6, 2000, the Hotchkis and Wiley International VIP Portfolio was renamed the Mercury HW International Value VIP Portfolio.



(f) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 2000.



(g) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 2000. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2000, Alliance waived management fees totaling .19% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(h) As of October 6, 2000, the Hotchkis and Wiley Variable Trust was renamed the Mercury HW Variable Trust. Mercury Advisors has agreed to make reimbursements so that the regular annual operating expenses of the Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.



(i) Following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio.



(j) On May 1, 2001, the Mercury Asset Management V.I. Funds, Inc. was renamed the Mercury V.I. Funds, Inc.



(k) Mercury Advisors has agreed to limit the annual operating expenses for the Large Cap Growth Focus Fund to 1.25% of its average net assets.



(l) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been .84% for the Emerging Growth Series and .84% for the Research Series.


OTHER CHARGES. If you prepay periodic payments by purchasing a SPIAR, we will deduct 5% of the single payment as a charge for the rider and any applicable premium taxes. (See "Payments Under a Combination Periodic Payment Plan".)

JOINT INSUREDS

The Contract can provide coverage on the lives of two insureds with a death benefit payable upon the death of the last surviving insured. Most of the discussions in this Prospectus referencing a single insured may also be read as though the single insured were the two insureds under a joint Contract. We have noted those discussions which are different for joint insureds. (See "Joint Insureds".)

THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE CONTRACT. THIS PROSPECTUS AND THE CONTRACT PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE CONTRACT TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.

FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS".

               FACTS ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
              THE SEPARATE ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS

ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")

ML of New York ("we or us") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 9 states. We are also authorized to sell variable life insurance and variable annuities in most of those jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

                             CMA ACCOUNT REPORTING


       If you have a Merrill Lynch Cash Management
       Account-Registered Trademark- ("CMA"-Registered Trademark-),* you may elect to have your Contract linked electronically to that account. We call this the CMA Insurance Service. With this service, certain Contract information is included as part of your regular monthly CMA account statement. However, the Contract is not an asset held in your CMA account. Your CMA statement will list the investment base allocation, death benefit, net cash surrender value, loan debt and any CMA account activity affecting the Contract during the month.



*Cash Management Account and CMA are registered trademarks of MLPF&S.


THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on December 4, 1991. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of New York, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. New York insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other Contract liabilities we may transfer the excess to our general account.

There are currently 37 investment divisions in the Separate Account that are available for investment.



     - Seven invest in Class A shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").


     - Nine invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").


     - Thirteen invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts").

     - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").

     - Two invest in shares of a specific portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").


     - One invests in shares of a portfolio of the Mercury HW Variable Trust (the "Mercury HW Trust").


     - One invests in Class A shares of a portfolio of the Mercury V.I. Funds, Inc. (the "Mercury V.I. Funds").


     - Two invest in shares of a specific portfolio of the MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS Trust").



With regard to the Series Fund, following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base.



With regard to the Variable Series Funds, following the close of business on June 22, 1999, the investment division corresponding to the Global Bond Focus Fund was closed to allocations of premiums and investment base. Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the investment division corresponding to American Balanced Fund was closed to allocations of premiums and investment base. In addition, the International Equity Focus Fund was merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Trust.



For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio, in the accompanying prospectuses. They should be read along with this Prospectus.



Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named Fund available through the Contract.


NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT


We may make available additional investment divisions. We also have the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests without your consent. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the New York State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investment base or the investment of future premium payments, or both for some or all classes of Contracts. Furthermore, we may close investment divisions to allocation of premium payments or investment base, or both, for some or all classes of Contracts at any time in our sole discretion.


Subject to any required regulatory approvals, we reserve the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also reserve the right to:

     -  deregister the Separate Account under the Investment Company Act of
        1940;
     - operate the Separate Account as a management company under the Investment Company Act of 1940;
     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and
     -  combine the Separate Account with other separate accounts.

                                   THE FUNDS


Below we list the Funds in which the investment divisions invest. There is no guarantee that any Fund or portfolio will be able to meet its investment objective.


THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Investment Managers, L.P. ("MLIM"). Nine of its mutual fund portfolios are currently available through the Separate Account. One of its portfolios (the Balanced Portfolio) is closed to further investment and will be merged into another portfolio subject to shareholder approval. The investment objectives and certain investment policies of the Series Fund portfolios are described below.



BALANCED PORTFOLIO seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.



Following the close of business on April 27, 2001, the investment division corresponding to the Balanced Portfolio was closed to allocations of premiums and investment base. The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



BALANCED CAPITAL STRATEGY PORTFOLIO (FORMERLY THE MULTIPLE STRATEGY PORTFOLIO) seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.



The Board of Directors of the Merrill Lynch Series Fund, Inc. has approved the merger of the Balanced Portfolio and the Balanced Capital Strategy Portfolio. Subject to shareholder approval, the Balanced Portfolio will be merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



CAPITAL STOCK PORTFOLIO seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.



CORE BOND STRATEGY PORTFOLIO (FORMERLY THE LONG-TERM CORPORATE BOND PORTFOLIO) primarily seeks to provide a high level of current income. In addition, the Portfolio seeks capital appreciation when consistent with the primary objective. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 65% of the value of its total assets in debt securities of any kind and maturity that have a rating within the four highest grades of a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



FUNDAMENTAL GROWTH STRATEGY PORTFOLIO (FORMERLY THE GROWTH STOCK PORTFOLIO) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.



GLOBAL ALLOCATION STRATEGY PORTFOLIO (FORMERLY THE GLOBAL STRATEGY PORTFOLIO) seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.



HIGH YIELD PORTFOLIO primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").



INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.



NATURAL RESOURCES PORTFOLIO seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.



MLIM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLIM. Class A shares of seven of its portfolios are currently available through the Separate Account. Two of its other portfolios (the American Balanced Fund and the Global Bond Focus Fund) are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.



AMERICAN BALANCED FUND seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund, and the investment division corresponding to the American Balanced Fund was closed to allocations of premiums and investment base.



BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.



DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.



GLOBAL BOND FOCUS FUND seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed-income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLIM has determined to be of similar creditworthiness.



The investment division corresponding to the Global Bond Focus Fund was closed to allocations of premiums and investment base following the close of business on June 22, 1999. The Board of Directors of the Merrill Lynch Variable Series Fund, Inc. has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.

GLOBAL GROWTH FOCUS FUND seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



INDEX 500 FUND seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").



LARGE CAP VALUE FOCUS FUND seeks long-term capital growth by investing primarily in large cap equity securities that MLIM believes are undervalued.



SMALL CAP VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.



UTILITIES AND TELECOMMUNICATIONS FOCUS FUND seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)


THE AIM V.I. FUNDS


The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the two available AIM V.I. Funds portfolios are described below.


AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. VALUE FUND seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today, AIM together with its subsidiaries, advises or manages over 135 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Fees and Charges".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of these Alliance Fund portfolios are described below.



PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.



QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.



Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Fees and Charges".)



THE MERCURY HW TRUST



The Mercury HW Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Advisors (formerly Hotchkis and Wiley). One of its mutual fund portfolios is available through the Separate Account. The investment objective and strategy of this Mercury HW Trust portfolio is described below.



MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO (FORMERLY THE HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO) seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Following the close of business on April 27, 2001, the International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio.



Mercury Advisors, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Fund and generally administers the affairs of Mercury HW Trust. The Mercury HW Trust, as part of its operating expenses, pays an investment advisory fee to Mercury Advisors. (See "Fees and Charges".)


THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Merrill Lynch Investment Managers International Ltd. (formerly Mercury Asset Management International Ltd.) Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective and strategy of the Large Cap Growth Focus Fund is described below.



THE LARGE CAP GROWTH FOCUS FUND'S (FORMERLY THE MERCURY V.I. U.S. LARGE CAP FUND'S) main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in foreign stocks.



Merrill Lynch Investment Managers International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Merrill Lynch Investment Managers Group Ltd., a London-based holding company. The ultimate parent of Merrill Lynch Investment Managers Group Ltd. is Merrill Lynch & Co., Inc. The Large Cap Growth Focus Fund, as part of its operating expenses, pays an investment advisory fee to Merrill Lynch Investment Managers International Ltd. (See "Fees and Charges".)



THE MFS TRUST



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the available MFS Trust portfolios are described below.



MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.



MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Service Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Fees and Charges".)


SPECIAL RISKS OF CERTAIN FUNDS


Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund and the Developing Capital Markets Focus Fund of the Variable Series Funds expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest and will rely on MLIM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.



Because a substantial portion of the Global Growth Focus Fund's and the Global Allocation Strategy Portfolio's assets may be invested on an international basis, you should be aware of certain risks of international investments, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in either of these Funds may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements more than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, may fluctuate more in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


For the Mercury HW International Value VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, you should consider many of these portfolios as a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. We will vote shares attributable to Contracts for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of your shares in a division by dividing your Contract's investment base in the division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were:

     -  contrary to state law;
     -  prohibited by state regulatory authorities; or
     - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.


RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust, and the Mercury HW Trust are sold to separate accounts of ours, Merrill Lynch Life Insurance Company, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, Merrill Lynch Life Insurance Company, and to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.


It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

ADMINISTRATIVE SERVICE ARRANGEMENTS. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

THE ZERO TRUSTS

The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. The Zero Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;
     -  coupons stripped from U.S. debt obligations; and
     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:


                                                                   TARGETED RATE OF RETURN TO
                                                                          MATURITY AS
ZERO TRUST                                      MATURITY DATE          OF APRIL 20, 2001
----------                                    ------------------   --------------------------
  2002......................................  February 15, 2002              1.74%
  2003......................................  August 15, 2003                2.98%
  2004......................................  February 15, 2004              3.23%
  2005......................................  February 15, 2005              3.23%
  2006......................................  February 15, 2006              2.98%
  2007......................................  February 15, 2007              3.32%
  2008......................................  February 15, 2008              3.85%
  2009......................................  February 15, 2009              3.96%
  2010......................................  February 15, 2010              4.18%
  2011......................................  February 15, 2011              4.15%
  2013......................................  February 15, 2013              4.40%
  2014......................................  February 15, 2014              4.60%
  2019......................................  February 15, 2019              4.95%


MLPF&S, a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units that we need to sell to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)

TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of return to maturity for the Zero Trust units. But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account") must be taken into account in estimating a net rate of return for the Separate Account. The net rate of return to maturity for the Separate Account depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for deferred contract load, mortality costs and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT


WHO MAY BE COVERED


You may apply for a Contract for an insured up to issue age 75. We will consider issuing Contracts for insureds above age 75 on an individual basis. The insured's issue age is his or her age as of the birthday nearest the contract date. Before we'll issue a Contract, the insured must meet our medical and other underwriting and insurability requirements.

We use two methods of underwriting:

     -  simplified underwriting, with no physical exam; and
     -  para-medical or medical underwriting with a physical exam.

Simplified underwriting is not available for insureds under age 35. The initial payment plus the planned periodic payments elected and the age and sex of the insured determine whether we'll do underwriting on a simplified or medical basis. The maximum initial payment where a periodic payment plan is selected, or the maximum initial payment plus the SPIAR payment where a combination periodic plan is selected, that we will underwrite on a simplified basis is set out in the charts below. (For more information on the SPIAR see "Payments Under a Combination Periodic Payment Plan" below.)

         PERIODIC PLAN              COMBINATION PERIODIC PLAN (SPIAR)
-------------------------------   --------------------------------------
                                                             MAXIMUM
                       MAXIMUM                           INITIAL PAYMENT
                       INITIAL                             PLUS SPIAR
         AGE           PAYMENT             AGE               PAYMENT
---------------------  --------   ---------------------  ---------------
                                  0-29.................     $ 20,000
35-39................  $  4,000   30-39................       25,000
40-49................     5,000   40-49................       35,000
50-59................     7,500   50-59................       55,000
60-75................    10,000   60-75................       75,000

However, if the face amount is above the minimum face amount required for an initial payment (see "Selecting the Initial Face Amount" below), we will also take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value, adjusted for interest at 4%.

We assign insureds to underwriting classes in calculating mortality cost deductions. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue Contracts either in the standard or non-smoker underwriting class. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

For joint insureds, see "Joint Insureds".

PAYMENTS

To purchase a Contract you must complete an application and make a payment. You select a periodic payment plan and the initial face amount at that time. The amount of the initial payment depends in part on the periodic payment plan you've selected. We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than one year. You may make additional payments. (See "Making Additional Payments".)

COVERAGE. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date, we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, temporary life insurance coverage may not exceed $250,000 and may not last more than 60 days.

BACKDATING. As provided for under state insurance law, you may backdate the Contract to preserve the insured's age. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges for the backdated period on the first processing date after the contract date.

For joint insureds, see "Joint Insureds".

SELECTING A PERIODIC PAYMENT PLAN. When you select a periodic payment plan in the application, you must specify the amount, duration and frequency of planned payments. However, the minimum duration is seven contract years, the minimum amount of planned payments is $4,000 per contract year, and, in each contract year under the plan, the amount of planned payments selected must equal the initial payment. In addition, the plan must comply with the 7-pay test. We will modify the periodic payment plan selected, if necessary, to ensure compliance with the 7-pay test. Once we approve the plan, you may make any planned payment without providing additional evidence of insurability unless the payment increases the face amount. (See "Planned Payments" below.)

SELECTING THE INITIAL FACE AMOUNT. You can specify the initial face amount, within limits. The minimum initial face amount is the amount that would satisfy the 7-pay test or, if greater, the face amount that would provide a guarantee period for the insured's entire life assuming all planned payments for a contract year are paid as of the first day of the contract year. (See "Initial Guarantee Period" below.) IF YOU MAKE PLANNED PAYMENTS FOR A PERIOD SHORTER THAN THE FIRST NINE CONTRACT YEARS (OR THE FIRST TEN CONTRACT YEARS IF THE ISSUE AGE OF THE INSURED IS 71 OR OLDER), THE INSURED WILL NOT HAVE A GUARANTEE PERIOD FOR HIS OR HER ENTIRE LIFE AT THE END OF THE PERIODIC PAYMENT PLAN, ASSUMING ALL PAYMENTS ARE MADE AS PLANNED. The maximum face amount you may specify is the amount which will provide the minimum guarantee period. In New York, this is one year. The initial face amount and initial payment determine the initial guarantee period. If the initial face amount selected is more than the minimum guarantee period required, the initial guarantee period will be shorter.


INITIAL GUARANTEE PERIOD. We determine the initial guarantee period for a Contract based on the initial payment and face amount. It will not take the planned payments into account. Instead, the guarantee period will be adjusted as you make each payment. THE GUARANTEE PERIOD IS THE PERIOD OF TIME WE GUARANTEE THAT THE CONTRACT WILL REMAIN IN FORCE REGARDLESS OF INVESTMENT EXPERIENCE UNLESS LOAN DEBT EXCEEDS CERTAIN CONTRACT VALUES. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, the deferred contract load and a 4% annual interest assumption. This means that for a given initial payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.


RIGHT TO CANCEL ("FREE LOOK" PERIOD)


You may cancel your Contract during the "free look" period by returning it for a refund. The "free look" period ends 10 days after you receive the Contract. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the Financial Advisor who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.


MAKING PAYMENTS

You may make additional payments under a periodic plan. You may also make unplanned payments.

PAYMENTS UNDER A PERIODIC PLAN. Planned periodic payments are subject to our rules. Failure to pay planned payments will not necessarily cause a Contract to lapse. Conversely, unless the guarantee period is in effect, PAYING ALL PLANNED PAYMENTS ON A TIMELY BASIS WILL NOT NECESSARILY PREVENT A CONTRACT FROM LAPSING. Failure to make a planned payment will, however, affect the guarantee period. In addition, if you make a planned payment before the date specified for payment, you may affect your Contract's compliance with the 7-pay test. (See "Tax Considerations") After the end of the guarantee period, we may cancel a Contract if the net cash surrender value on a processing date is negative. (See "Guarantee Period".)

You may elect another periodic payment plan at a date later than in the application. The amount and duration of the payments elected, as well as other factors, such as the face amount specified, the death benefit and the insured's age and sex, will affect whether we will require additional evidence of insurability. Currently, we won't allow the later election of a plan where additional evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates. Payments under a periodic payment plan may not be made until after the first contract year.

You may make planned payments beginning on the first contract anniversary on an annual, semi-annual or quarterly basis. Payments under a periodic payment plan may not be made until after the first contract year. You may also make payments on a monthly basis if you authorize us to deduct the payment from your checking account (pre-authorized checking) or to withdraw the payment from your CMA account. We reserve the right to change the procedures or discontinue your ability to make planned payments. If you have the CMA Insurance Service, planned payments under any of the above frequencies may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until you notify us otherwise. For planned payments not made under pre-authorized checking or withdrawn from a CMA account, we will send you reminder notices.

You may change the frequency, duration, and the amount of planned payments by sending a written request to our Service Center. Each contract year you may request one change in the amount, one change in the duration, and one change in the frequency of payments. However, before we permit an increase in the duration or the amount of payments, we may require satisfactory evidence of insurability. If you change the frequency, duration, or the amount of planned payments, you may affect your Contract's compliance with the 7-pay test. ("See Tax Considerations.")

PAYMENTS UNDER A COMBINATION PERIODIC PAYMENT PLAN. You may add a SPIAR to your Contract. This rider can be used as a convenient means to pre-pay planned payments through a single deposit. It provides a fixed income for six years or more to fund the Contract. Under this funding plan, a Contract should receive the favorable tax treatment under the 7-pay test.

The charge for this rider equals 5% of the amount you deposit in the rider. We deduct the charge directly from the single payment. This charge pays for distribution, issuance, and administrative expenses related to the rider. This charge is in addition to the deferred contract loading chargeable to payments made to the Contract from SPIAR income payments. We also deduct a charge for state premium taxes directly from the single payment.

We don't allocate the deposit applied to purchase the SPIAR to the Separate Account and it is not considered a payment to the Contract. Thus, the rider has no affect on your Contract's loan value. Income payments from the SPIAR applied to the Contract are, however, considered payments to the Contract when applied. We hold the reserves for the SPIAR in our general account.

If the insured dies before the income period ends, we will pay the rider value in a lump sum to the beneficiary under the Contract. For tax purposes, this payment won't be considered part of the life insurance death benefit under the Contract.

If you surrender the rider before the end of the income period, we will pay the rider value over five years or apply it to a lifetime income, as selected.


If you change ownership of the Contract, we will change the owner of the SPIAR to the new owner of the Contract.


If you die before the income period ends, we will pay the remaining income payments to the new owner.

If the Contract ends:

     -  because the insured dies (where the contract owner is not the insured),
     -  because we terminate the Contract, or
     -  because you surrender the Contract for its net cash surrender value,

we will continue the SPIAR under the same terms. Alternatively, you may choose one of the options available upon surrender of the rider.

If you pledge, assign, or make a gift of a Contract with the SPIAR, you may have tax consequences. You should consult your tax advisor before assigning, pledging, or gifting a Contract with the SPIAR. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Considerations".

The combination periodic plan is not available under a Contract insuring two persons.

PAYMENTS NOT UNDER A PERIODIC PLAN. After the end of the "free look" period, you may make additional payments not under a periodic payment plan provided the attained age of the insured is not over 80. You may make additional payments up to four times each contract year, and each payment must be at least $500. You need to use an Application for Additional Payment. You may make these unplanned payments whether or not you're making planned payments. If you make an unplanned payment, you may affect your Contract's compliance with the 7-pay test (See "Tax Considerations").

We may require satisfactory evidence of insurability before we accept a payment:

     - if the payment immediately increases the net amount at risk under the Contract, or
     -  if the contract owner is already making planned payments, or
     -  if the guarantee period at the time of the payment is one year or less.

Currently, we won't accept an additional payment which is not under a periodic plan where the evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the business day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your Contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the Contract's investment divisions.

EFFECT OF ADDITIONAL PAYMENTS. We will generally accept any additional payment not requiring evidence of insurability the day we receive it. However, if accepting the payment would affect your Contract's compliance with the 7-pay test, to the extent feasible, we will not accept that payment until you confirm your intent to make that payment under those circumstances. If we hold the payment pending receipt of instructions, we will deposit the payment in our general account and credit it with interest until we return or accept the payment. In addition, planned payments received on the day before a due date will be credited on the due date to facilitate compliance with the 7-pay test; however, we will return to you planned payments received more than one day before a due date with instructions for timing planned payments to facilitate compliance with the 7-pay test.

On the date we accept an additional payment we will:

     -  increase the Contract's investment base by the amount of the payment;
     -  increase the deferred contract load (see "Deferred Contract Load");
     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and
     - increase the fixed base by the amount of the payment less the deferred contract load applicable to the payment.

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, the additional payment will be reflected in contract values as described above.

As of the processing date on or next following the day we receive and accept an additional payment, we will increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the Contract's face amount.

     The Examples below show the effect of additional payments.

     If the guarantee period is for the insured's entire life at the time we receive and accept an additional payment, as of the processing date on or next following the date of the additional payment, we will increase the face amount to the amount that the Contract's fixed base, as of such processing date, would support for the life of the insured.

     Under these circumstances the amount of the increase in face amount will depend on the amount of the additional payment and the contract year in which we receive and accept it. If you make additional payments of different amounts at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a proportionately larger increase in face amount. And if you make additional payments of the same amounts in earlier and later years, those made in the later years would result in smaller increases to the face amount.

     Example 1 shows the effect on face amount of a $2,000 additional payment received and accepted at the beginning of contract year ten. Example 2 shows the effect of a $4,000 additional payment received and accepted at the beginning of contract year ten. Example 3 shows the effect of a $2,000 additional payment received and accepted at the beginning of contract year eleven. All three examples assume that the guarantee period at the time of the additional payment is for life and assume no other contract transactions have been made.

                               MALE ISSUE AGE: 55
          PAYMENTS: INITIAL PAYMENT PLUS 8 PERIODIC PAYMENTS OF $7,500
                             FACE AMOUNT: $107,682

                                  EXAMPLE 1
------------------------------------------------------------------------------
                                           ADDITIONAL    CHANGE IN    NEW FACE
CONTRACT YEAR                               PAYMENT     FACE AMOUNT    AMOUNT
-------------                              ----------   -----------   --------
10.......................................    $2,000        $3,087     $110,769

                                  EXAMPLE 2
------------------------------------------------------------------------------
                                           ADDITIONAL    CHANGE IN    NEW FACE
CONTRACT YEAR                               PAYMENT     FACE AMOUNT    AMOUNT
-------------                              ----------   -----------   --------
10.......................................    $4,000        $6,176     $113,858

                                  EXAMPLE 3
------------------------------------------------------------------------------
                                           ADDITIONAL    CHANGE IN    NEW FACE
CONTRACT YEAR                               PAYMENT     FACE AMOUNT    AMOUNT
-------------                              ----------   -----------   --------
11.......................................    $2,000        $3,016     $110,698

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made as a loan repayment and we will return any excess amount to you. (See "Loans".)

For joint insureds, see "Joint Insureds".

CHANGING THE FACE AMOUNT

After the first contract year, if the insured is in a standard or non-smoker underwriting class, you may request a change in the face amount of your Contract without making an additional payment or taking a partial withdrawal, subject to the rules and conditions discussed below. We won't permit a change in face amount if the insured's attained age is over 80. The minimum change in face amount is $10,000, and only one change may be made each contract year. A change in face amount may affect the mortality cost deduction. (See "Mortality Cost".)

The effective date of the change will be the next processing date following the receipt and acceptance of a written request, provided our Service Center receives it at least seven days before the processing date.

INCREASING THE FACE AMOUNT. To increase the face amount of a Contract, we may require satisfactory evidence of insurability. When the face amount is increased, the guarantee period is decreased. The maximum increase in face amount is the amount that provides the minimum guarantee period for which we would issue a Contract at the time of the request based on the insured's attained age. Currently, we won't permit an increase in face amount where evidence of insurability, if required, would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

DECREASING THE FACE AMOUNT. When you decrease the face amount of a Contract, we increase the guarantee period. The maximum decrease in face amount is that decrease which would provide the minimum face amount for which we'd issue a Contract at the time of the request based on the insured's attained age, sex and underwriting class. We won't permit a decrease in face amount below the amount required to keep the Contract qualified as life insurance under federal income tax laws.


DETERMINING THE NEW GUARANTEE PERIOD. As of the effective date of any change in face amount, we use the fixed base on that date and, based on the attained age and sex of the insured and the new face amount, we redetermine the guarantee period. We use a 4% annual interest assumption and the guaranteed maximum cost of insurance rates in these calculations.


     The examples below show the effect of changing the face amount. Examples 1 and 2 show the effect on the guarantee period of an increase in face amount of $10,000 and $20,000 made at the beginning of contract year eight. Example 3 shows the effect on the guarantee period of an increase in face amount of $10,000 made at the beginning of contract year ten. All three examples assume no other contract transactions have been made.

                               MALE ISSUE AGE: 55
          PAYMENTS: INITIAL PAYMENT PLUS 6 PERIODIC PAYMENTS OF $7,500
                             FACE AMOUNT: $107,682

                                  EXAMPLE 1
-----------------------------------------------------------------------------
                                                    INCREASE IN   DECREASE IN
                                                       FACE        GUARANTEE
CONTRACT YEAR                                         AMOUNT        PERIOD
-------------                                       -----------   -----------
8.................................................    $10,000      2.00 years

                                  EXAMPLE 2
-----------------------------------------------------------------------------
                                                    INCREASE IN   DECREASE IN
                                                       FACE        GUARANTEE
CONTRACT YEAR                                         AMOUNT        PERIOD
-------------                                       -----------   -----------
8.................................................    $20,000      3.50 years

                                  EXAMPLE 3
-----------------------------------------------------------------------------
                                                    INCREASE IN   DECREASE IN
                                                       FACE        GUARANTEE
CONTRACT YEAR                                         AMOUNT        PERIOD
-------------                                       -----------   -----------
10................................................    $10,000      1.75 years

For joint insureds, see "Joint Insureds".

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)

Deductions for deferred contract load, mortality cost and net loan cost, and partial withdrawals and loans, decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected. (For special rules on allocation of additional payments which require evidence of insurability, see "Payments Not Under a Periodic Plan".)

INITIAL INVESTMENT ALLOCATION AND PREALLOCATION. Generally, during the first 14 days following the in force date, the initial payment will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each contract year. We'll notify you if we impose any limitations. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) If the "free look" period has expired, we will make the change as soon as we receive your request. You may give allocation requests during the "free look" period and the allocation will be made immediately following the end of the "free look" period. A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)

ZERO TRUST ALLOCATIONS. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. You need to tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. When we receive a request for allocation, units of a specific Zero Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the deferred contract load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.


We deduct certain charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate

Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Fees and Charges".)


CHARGES DEDUCTED FROM THE INVESTMENT BASE

DEFERRED CONTRACT LOAD. We assess a deferred contract load charge of 9% of each payment. This charge consists of a sales load, a charge for federal taxes and a premium tax charge.

The sales load is equal to 5% of each payment. We may reduce the sales load if cumulative payments are sufficiently high to reach certain breakpoints (2% of payments in excess of $1.5 million and 0% of payments in excess of $4 million) and in certain group or sponsored arrangements.

The charge for federal taxes is equal to 2% of each payment.

The state and local premium tax charge is equal to 2% of each payment.

Although chargeable to each payment, we advance the amount of the deferred contract load to the investment divisions as part of your investment base. We then take back these funds in equal installments of .90% on the ten contract anniversaries following the date we receive and accept a payment. However, in determining the net cash surrender value, we subtract from the investment base the balance of the deferred contract load chargeable to any payment made that we have not yet deducted.

For joint insureds, see "Joint Insureds".

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the contract date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex and attained age, and the Contract's net amount at risk.


To determine the mortality cost, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4% per year.


Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates distinguish between insureds in the simplified underwriting class and medical underwriting class. For insureds age 20 and over, current cost of insurance rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. For Contracts issued on insureds under the same underwriting method, current cost of insurance rates are lower for non-smokers than for smokers. Also, current cost of insurance rates are lower for an insured in a medical underwriting class than for a similarly situated insured in a simplified underwriting class. The simplified current cost of insurance rates are higher because we perform less underwriting and therefore we incur more risk.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis. Thus, we deduct a pro-rata portion of the mortality cost in determining the amount payable on surrender of the Contract if the date of surrender is not a processing date.

For joint insureds, see "Joint Insureds".

MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting the fixed base for the cash surrender value in determining the net amount at risk and multiplying this amount by the guaranteed cost of insurance rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that would normally have been deducted.

NET LOAN COST. The net loan cost is explained under "Loans".

CHARGES TO THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and
     - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and we may use it to finance distribution expenses. We cannot increase the total charge.

CHARGES TO DIVISIONS INVESTING IN THE ZERO TRUSTS. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

TAX CHARGES. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see above for a discussion of tax charges included in deferred contract load.


FUND EXPENSES



In calculating its net asset value, each of the Funds deducts advisory fees and operating expenses from its assets. (See "Fees and Charges".) Information about those fees and expenses also can be found in the prospectus and Statement of Additional Information for each Fund.

GUARANTEE PERIOD


Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. Each payment made will extend the guarantee period until it is for the insured's lifetime. The guarantee period will be affected by a requested change in the face amount. A partial withdrawal may affect the guarantee period in certain circumstances. We won't cancel the Contract during the guarantee period unless loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the Contract if the cash surrender value on a processing date is negative. We will consider this negative cash surrender value an overdue charge. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the Contract. You will then have 61 days to pay these overdue charges. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

If we cancel a Contract, it may be reinstated while the insured is still living if:

     - You request the reinstatement within three years after the end of the grace period;
     -  We receive satisfactory evidence of insurability; and
     - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

For joint insureds, see "Joint Insureds".

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date the net cash surrender value equals:

     -  the Contract's investment base on that date;
     - minus the balance of the 9% deferred contract load which has not yet been deducted from the investment base (see "Deferred Contract Loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost which would otherwise be deducted on the next processing date. If the date of calculation is not a contract anniversary and if there is loan debt, we will subtract a pro rata portion of the net loan cost which would otherwise be deducted on the next contract anniversary.

CANCELING TO RECEIVE NET CASH SURRENDER VALUE. A contract owner may cancel the Contract at any time while the insured is living and receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. (See "Tax Considerations".)

For joint insureds, see "Joint Insureds".

PARTIAL WITHDRAWALS

Currently, beginning in the sixteenth Contract year, you may make partial withdrawals by submitting a request in a form satisfactory to us.

You may make one partial withdrawal each contract year. The minimum amount for each partial withdrawal is $500. The maximum amount of partial withdrawals is set forth below.

CONTRACT YEAR                                       MAXIMUM
-------------                                ----------------------
16.........................................   25% of payments made
17.........................................   50%
18.........................................   75%
19+........................................  100%

The amount of any partial withdrawal may not exceed the loan value less any loan debt. The total amount of partial withdrawals may not exceed the amount of the initial payment plus any additional payments made under the Contract. A partial withdrawal may not be repaid.

The effective date of the withdrawal is the valuation date our Service Center receives a withdrawal request.

EFFECT ON INVESTMENT BASE, FIXED BASE, AND VARIABLE INSURANCE AMOUNT. As of the effective date of the withdrawal, we reduce the investment base and fixed base by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the net single premium factor. This means the reduction in the variable insurance amount will always be greater than the amount of the withdrawal.

EFFECT ON GUARANTEED BENEFITS. As of the processing date on or next following a partial withdrawal, we reduce the Contract's face amount. We do this by taking the fixed base as of that processing date and determining what face amount that fixed base would support for the Contract's guarantee period. If this produces a face amount below the minimum face amount for the Contract, we will reduce the face amount to that minimum, and then reduce the guarantee period, based on the reduced face amount, the fixed base and the insured's sex, attained age and underwriting class. The minimum face amount for a Contract is the greater of the minimum face amount for which we would then issue the Contract, based on the insured's sex, attained age, and underwriting class, and the minimum amount required to keep the Contract qualified as life insurance under applicable tax law.

     The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the guarantee period at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the face amount than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same face amounts but with different guarantee periods would result in a greater reduction in the face amount for the Contract with the longer guarantee period. A partial withdrawal made in a later contract year would result in a smaller decrease in the face amount than if the same amount was withdrawn in an earlier year.

     Examples 1 and 2 show the effect on the face amount of partial withdrawals for $5,000 and $10,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the face amount of a $10,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume no other contract transactions have been made.

                               MALE ISSUE AGE: 55
          PAYMENTS: INITIAL PAYMENT PLUS 6 PERIODIC PAYMENTS OF $7,500
                             FACE AMOUNT: $107,682

                                 EXAMPLE 1
----------------------------------------------------------------------------
                                                     PARTIAL
CONTRACT YEAR                                       WITHDRAWAL   FACE AMOUNT
-------------                                       ----------   -----------
16................................................    $ 5,000      $97,828

                                 EXAMPLE 2
----------------------------------------------------------------------------
                                                     PARTIAL
CONTRACT YEAR                                       WITHDRAWAL   FACE AMOUNT
-------------                                       ----------   -----------
16................................................    $10,000      $86,906

                                 EXAMPLE 3
----------------------------------------------------------------------------
                                                     PARTIAL
CONTRACT YEAR                                       WITHDRAWAL   FACE AMOUNT
-------------                                       ----------   -----------
18................................................    $10,000      $86,601

A PARTIAL WITHDRAWAL MAY AFFECT COMPLIANCE WITH THE 7-PAY TEST (SEE "TAX CONSIDERATIONS").

LOANS

You may use the Contract as collateral to borrow funds from us. The minimum loan is $200 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $200.

TARGET LOAN AMOUNT. The target loan amount is equal to the investment base at the time you take a loan, plus prior loans not repaid, plus prior withdrawals made, less the initial and any additional payments you've made. We process loans first from the target loan amount, if any, and then from amounts above the target loan amount.

LOAN MECHANICS. When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. You may repay all or part of the loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. We will allocate loan repayments first to loans above the target loan amount, and then to loans from the target loan amount. When you repay a loan, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions. If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the Contract to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a Contract equals 90% of its cash surrender value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.

INTEREST. While loan debt remains unpaid, we charge interest of 6% annually. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value used to calculate gain. Interest paid on a loan generally is not tax deductible (See "Tax Treatment of Loans and Other Distributions").

The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually. The amount held in our general account as collateral for loans taken up to the target loan amount currently earns interest at 6% annually.

NET LOAN COST. IN ADDITION TO THE LOAN INTEREST WE CHARGE, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. Since the interest charged and the collateral earnings on the target loan amount currently are both 6% annually, there is no net loan cost on loaned amounts up to the target loan amount. Since the interest charged on amounts above the target loan amount is 6% and the collateral earnings on such amounts are 4%, the net loan cost on such loaned amounts is 2%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

CANCELLATION DUE TO EXCESS LOAN DEBT. If the loan debt exceeds the larger of the cash surrender value and the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have received at least the minimum repayment amount specified in the notice.

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds are the larger of the face amount and the variable insurance amount, less any loan debt.

The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "When the Guarantee Period is Less Than for Life".)

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount daily by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR


         We use the net single premium factor to determine the amount of death benefit purchased by $1.00 of cash surrender value. It is based on the insured's sex, underwriting class, and attained age on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash surrender value will decrease over time. Also, net single premium factors may be higher for a woman than for a man of the same age. Your Contract contains a table of net single premium factors as of each anniversary.


                TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                                ON ANNIVERSARIES
                          STANDARD UNDERWRITING CLASS

ATTAINED AGE                                               MALE      FEMALE
------------                                             --------   --------
 5.....................................................  10.26609   12.37715
15.....................................................   7.41160    8.96255
25.....................................................   5.50386    6.47763
35.....................................................   3.97199    4.64820
45.....................................................   2.87751    3.36402
55.....................................................   2.14059    2.48932
65.....................................................   1.65787    1.87555
75.....................................................   1.35396    1.45951
85.....................................................   1.18028    1.21264

For joint insureds, see "Joint Insureds".

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

For joint insureds, see "Joint Insureds".

DOLLAR COST AVERAGING

WHAT IS IT? The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long term a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.

MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.


RIGHT TO EXCHANGE THE CONTRACT


At any time, you may exchange your Contract for a contract with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original Contract to our Service Center.

The new contract will have the same owner, insured, and beneficiary as those of the original Contract on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original Contract on the date of the exchange. Any loan debt will be carried over to the new contract.

We won't require evidence of insurability to exchange for a new "fixed" contract.

For joint insureds, see "Joint Insureds".

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

For joint insureds, see "Joint Insureds".

Income plans include:

     - ANNUITY PLAN. An amount can be used to purchase a single premium immediate annuity.

     - INTEREST PAYMENT. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

     - INCOME FOR A FIXED PERIOD. We make payments in equal installments for up to a fixed number of years.

     - INCOME FOR LIFE. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     - INCOME OF A FIXED AMOUNT. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

     - JOINT LIFE INCOME. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

OWNERSHIP. The contract owner is the insured, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the insured, your estate will then own your interest in the Contract.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.

CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. (See "Tax Considerations".)

ASSIGNING THE CONTRACT AS COLLATERAL. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment. For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations".

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED. If permitted by state regulation, and subject to certain requirements, you may request a change of insured once each contract year. We must receive a written request signed by you and the proposed new insured. Neither the original nor the new insured can have attained ages as of the effective date of the change of less than 21 or more than 75. The new insured must have been alive at the time the Contract was issued. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the Contract cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the processing date on or next following the date of approval, provided the new insured is still living at that time and the Contract is still in force.

We will change the Contract as follows on the effective date:

     - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the contract date);
     - the guaranteed maximum cost of insurance rates will be those in effect on the contract date for the new insured's issue age, sex and underwriting class;
     - we will deduct a charge for changing the insured from the Contract's investment base on the effective date. This charge will also then be reflected in the Contract's fixed base. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500. This charge may be reduced in certain group or sponsored arrangements;
     -  the variable insurance amount will reflect the change of insured; and
     -  the Contract's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class. The new guarantee period cannot be less than the minimum guarantee period for which we would then issue a Contract based on the new insured's attained age as of the effective date of the change.

This option is not generally available for joint insureds.


A change of insured is treated as a taxable distribution. (See "Tax Considerations".)


MATURITY PROCEEDS. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the Contract is in effect at that time.

WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Zero Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or
     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or
     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or
     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

For joint insureds, see "Joint Insureds".

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions. These include reallocations, loans and partial withdrawals.

PERSONAL IDENTIFICATION NUMBER. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.


REALLOCATING THE INVESTMENT BASE. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.



REQUESTING A LOAN. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.


Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.


REQUESTING PARTIAL WITHDRAWALS. Beginning in the sixteenth contract year, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.


Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

TELEPHONE REQUESTS. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) will generally be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to our Service Center.

OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

INCONTESTABILITY. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount requested if any material misstatements are made in any application required for that change. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue. We won't contest any change in face amount after the change has been in effect during the insured's lifetime for two years from the date of the change. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date the payment was received and accepted.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the Contract's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made.

If the insured commits suicide within two years of the effective date of any increase in face amount requested, any amount of death benefit attributable to the increase in the face amount will be limited to the amount of mortality cost deductions made for the increase.

If the insured commits suicide within two years of any date an additional payment is received and accepted, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment.

The death benefit will be reduced by any loan debt.

CONTRACT CHANGES--APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

For joint insureds, see "Joint Insureds".

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the deferred load, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

SELLING THE CONTRACTS


ROLE OF MERRILL LYNCH, PIERCE, FENNER & SMITH, INCORPORATED. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by Merrill Lynch Life Insurance Company, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Investment Managers, L.P., the investment adviser for the Series Fund and the Variable Series Funds.



MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described below. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of its expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.



ROLE OF MERRILL LYNCH LIFE AGENCY, INC. Contracts are sold by registered representatives of MLPF&S who are registered with the NASD. Registered representatives of MLPF&S are licensed as insurance agents in the states in which they do business and appointed through Merrill Lynch Life Agency, Inc. as insurance agent for us. We have entered into a distribution agreement with MLPF&S and companion sales agreements with Merrill Lynch Life Agency, Inc. through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agency, Inc. and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate

Account for the years ended December 31, 2000, December 31, 1999, and December 31, 1998 were $214,235, $283,222, and $366,803, respectively.



COMMISSIONS. The maximum commission we will pay to Financial Advisors is 3.1% of each premium. Additional annual compensation of no more than 0.13% of the investment base may also be paid to your Financial Advisor.



The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 9.5% of each premium.



For sales of Contracts to Merrill Lynch employees Financial Advisors receive reduced commissions.



Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips, and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



We intend to recoup commissions paid and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owner or the Separate Account.



We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.



If you have also purchased the single premium immediate annuity rider (SPIAR) to fund the Contract, the maximum commission we will pay the Financial Advisor is 2.1% of each SPIAR premium. The maximum commission we will pay to the applicable insurance agency to be used to pay SPIAR commissions to Financial Advisors is 3.5% of each SPIAR premium.


TAX CONSIDERATIONS

INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE CONTRACT. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the IRC. Although guidance as to how these requirements are to be applied to certain features of the Contracts is limited, we believe that a standard premium class Contract should satisfy the applicable requirements. However, there is less guidance with respect to Contracts issued on a substandard basis (i.e., a premium class involving a higher than standard mortality risk) and Contracts insuring joint insureds, and there is more uncertainty as to those Contracts. If it is subsequently determined that Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and reserve the right to restrict Contract transactions in order to do so.

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and reallocate investment base have not been explicitly addressed in published IRS rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.


TAX TREATMENT OF CONTRACT BENEFITS IN GENERAL. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local gift, estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.



Generally, the owner will not be deemed to be in constructive receipt of the contract value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract."


MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Contract years. Certain changes in a Contract after it is issued could also cause it to be classified as a Modified Endowment Contract. In the case of a Contract with joint insureds, reducing the death benefit at any time below the lowest death benefit provided by the Contract during the first seven years will probably cause the Contract to be classified as a Modified Endowment Contract.

Although the Contract is specifically designed not to be classified as a Modified Endowment Contract, and we will modify the payment plan selected, if necessary, to ensure that it is not so classified, certain actions by the owner will affect our ability to provide such a plan. Following the payment plan as originally established will ensure that the Contract will not be classified as a Modified Endowment Contract. However, making payments in addition to the the planned periodic payments established at the onset of the Contract (including payments made in connection with an increase in face amount), accelerating the payment schedules or reducing the benefits during the first seven contract years for a Contract with a single insured or at any time for a Contract with joint insureds, may cause the Contract to be classified as a Modified Endowment Contract, or, at a minimum, reduce the amount that may be paid in the future without causing the Contract to be so classified. In short, a current or prospective owner should consult with a competent adviser to determine whether a Contract transaction will cause the Contract to be classified as a Modified Endowment Contract.

DISTRIBUTIONS (OTHER THAN DEATH BENEFITS) FROM CONTRACTS THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions (other than death benefits) from a Contract that is not classified as a Modified Endowment

Contract are generally treated first as a recovery of the owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income.


Loans from or secured by a Contract that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans to the extent of the target loan amount are unclear. Consult a tax adviser before taking out a loan from a Contract. If a loan is outstanding when a Contract is cancelled or lapses or when benefits are paid under such a Contract at maturity, the amount of the indebtedness will be added to any amount distributed and taxed accordingly.


Finally, neither distributions from nor loans from or secured by a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.


DISTRIBUTIONS (OTHER THAN DEATH BENEFITS) FROM MODIFIED ENDOWMENT CONTRACTS. Contracts classified as Modified Endowment Contracts are subject to the following tax rules:


   (1) All pre-death distributions, (including partial withdrawals, loans, collateral assignments, capitalized interest or complete surrender) will be treated as ordinary income on an income first basis up to the amount of any income in the Contract (the cash surrender value less the owner's investment in the Contract) immediately before the distribution.

   (2) A 10 percent additional income tax is imposed on the amount included in income except where the distribution (including loans, capitalized interest, assignments, partial withdrawals or complete surrender) is made when the owner has attained age 59 1/2 or becomes disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.


If a Contract becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


INVESTMENT IN THE CONTRACT. Your investment in the Contract is generally your aggregate Premiums. When a distribution is taken from the Contract, your investment in the Contract is generally reduced by the amount of the distribution that is tax-free.

MULTIPLE CONTRACTS. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

CONTRACT LOANS. If loan debt is outstanding when a Contract is cancelled or lapses, or when benefits are paid at a Policy's maturity date, the amount of the outstanding indebtedness will be added to the net cash surrender value and will be taxed accordingly. In general, interest on loan debt will not be deductible. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

TAXATION OF SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If a SPIAR is used to make the payments on the Contract, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount we expect to pay under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by us, the remaining income in the annuity rider will be taxed just as in the case of life insurance contracts.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the owner or beneficiary.

The SPIAR does not exist independently of a Contract. Accordingly, there are tax consequences if a contract with a SPIAR is assigned, transferred by gift, or pledged. An owner of a Contract with a SPIAR is advised to consult a tax advisor prior to effecting an assignment, gift or pledge of the Contract.

TRANSFERS. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


CONTRACTS USED FOR BUSINESS PURPOSES. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In particular, you should consult an adviser with respect to split dollar insurance given new guidance recently issued by the IRS on these types of plans. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.



ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Contract or the proceeds of a Contract under the Federal corporate alternative minimum tax, if you are subject to that tax.



POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.


WE DON'T MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION REGARDING THE CONTRACT.

THE ABOVE DISCUSSION IS NOT INTENDED AS TAX ADVICE. FOR TAX ADVICE YOU SHOULD CONSULT A COMPETENT TAX ADVISER. ALTHOUGH THIS TAX DISCUSSION IS BASED ON OUR UNDERSTANDING OF FEDERAL INCOME TAX LAWS AS THEY ARE CURRENTLY INTERPRETED, WE CAN'T GUARANTEE THAT THOSE LAWS OR INTERPRETATIONS WILL REMAIN UNCHANGED.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge, included in the Contract's deferred contract load, to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Deferred Contract Load".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and assume maximum mortality charges.


    1. The illustration on page 51 is for a Contract issued to a male age 5 in the medical underwriting class with a single payment of $4,000, a face amount of $288,080 and an initial guarantee period of 15.50 years with planned periodic payments of $4,000 for six additional contract years.



    2. The illustration on page 52 is for a Contract issued to a male age 35 in the medical underwriting class with an initial payment of $4,500, a face amount of $124,611 and an initial guarantee period of 12.75 years with planned periodic payments of $4,500 for six additional contract years.



    3. The illustration on page 53 is for a Contract issued to a female age 45 in the medical underwriting class with an initial payment of $5,000, a face amount of $116,558 and an initial guarantee period of 10 years with planned periodic payments of $5,000 for six additional contract years.



    4. The illustration on page 54 is for a Contract issued to a male age 55 in the standard-simplified underwriting class with an initial payment of $7,500, a face amount of $107,682 and an initial guarantee period of 5.50 years with planned periodic payments of $7,500 for six additional contract years.



    5. The illustration on page 55 is for a Contract issued to a male age 65 in the standard-simplified underwriting class with an initial payment of $10,000, a face amount of $103,905 and an initial guarantee period of 3.25 years with planned periodic payments of $10,000 for six additional contract years.



    6. The illustration on page 56 is for a Contract issued to a male age 55 and a female age 55 in the medical underwriting class with an initial payment of $10,000, a face amount of $205,820 and an initial guarantee period of $3.25 years with planned periodic payments of $10,000 for six additional contract years.


The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of .58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 2000 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 2000 to certain portfolios by the investment adviser to the respective portfolio (see "Fees and Charges"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.


The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the deferred contract loading, see "Deferred Contract Load"). In order to produce after-tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.


We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 5
             $4,000 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
        FACE AMOUNT: $288,080  INITIAL GUARANTEE PERIOD(1): 15.50 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                   END OF YEAR
                                                                           TOTAL                 DEATH BENEFIT(3)
                                                                         PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                                         MADE PLUS         ANNUAL INVESTMENT RETURN OF
                                                                     INTEREST AT 5% AS   --------------------------------
CONTRACT YEAR                                          PAYMENTS(2)    OF END OF YEAR        0%         6%         12%
-------------                                          -----------   -----------------   --------   --------   ----------
1....................................................    $ 4,000          $ 4,200        $288,080   $288,080   $  288,080
2....................................................      4,000            8,610         288,080    288,080      288,080
3....................................................      4,000           13,241         288,080    288,080      288,080
4....................................................      4,000           18,103         288,080    288,080      288,080
5....................................................      4,000           23,208         288,080    288,080      288,080
6....................................................      4,000           28,568         288,080    288,080      288,080
7....................................................      4,000           34,196         288,080    288,080      306,015
8....................................................          0           35,906         288,080    288,080      326,168
9....................................................          0           37,702         288,080    288,080      347,330
10...................................................          0           39,587         288,080    288,080      369,579
15...................................................          0           50,524         288,080    288,080      500,623
20 (age 25)..........................................          0           64,482         288,080    288,080      675,848
30 (age 35)..........................................          0          105,035         288,080    288,080    1,231,147
60 (age 65)..........................................          0          453,956         288,080    299,490    7,453,665

                                                            END OF YEAR                  END OF YEAR
                                                        INVESTMENT BASE(3)         CASH SURRENDER VALUE(3)
                                                    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
                                                    ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
                                                    ---------------------------  ---------------------------
CONTRACT YEAR                                         0%      6%        12%        0%      6%        12%
-------------                                       ------  -------  ----------  ------  -------  ----------
1.................................................  $3,643  $ 3,875  $    4,108  $3,319  $ 3,551  $    3,784
2.................................................   7,212    7,903       8,623   6,600    7,291       8,011
3.................................................  10,717   12,101      13,599   9,853   11,237      12,735
4.................................................  14,148   16,465      19,074  13,068   15,385      17,994
5.................................................  17,496   20,991      25,087  16,236   19,731      23,827
6.................................................  20,773   25,698      31,706  19,369   24,294      30,302
7.................................................  23,958   30,573      38,969  22,446   29,061      37,457
8.................................................  23,134   31,466      42,536  21,874   30,206      41,276
9.................................................  22,283   32,358      46,411  21,275   31,350      45,403
10................................................  21,404   33,249      50,621  20,648   32,493      49,865
15................................................  17,144   38,276      78,369  17,108   38,240      78,333
20 (age 25).......................................  13,590   44,986     122,795  13,590   44,986     122,795
30 (age 35).......................................   7,668   64,429     309,957   7,668   64,429     309,957
60 (age 65).......................................       0  171,467   4,495,929       0  171,467   4,495,929

--------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 72.25 years at the end of contract year 7.

(2) All payments are illustrated as if made at the beginning of the contract year.

(3)  Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 35
             $4,500 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
        FACE AMOUNT: $124,611  INITIAL GUARANTEE PERIOD(1): 12.75 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                 END OF YEAR
                                                                                               DEATH BENEFIT(3)
                                                                           TOTAL         ASSUMING HYPOTHETICAL GROSS
                                                                          PAYMENTS       ANNUAL INVESTMENT RETURN OF
                                                                         MADE PLUS      ------------------------------
END OF CONTRACT YEAR                                     PAYMENTS(2)   INTEREST AT 5%      0%         6%        12%
--------------------                                     -----------   --------------   --------   --------   --------
1......................................................    $ 4,500        $  4,725      $124,611   $124,611   $124,611
2......................................................      4,500           9,686       124,611    124,611    124,611
3......................................................      4,500          14,896       124,611    124,611    124,611
4......................................................      4,500          20,365       124,611    124,611    124,611
5......................................................      4,500          26,109       124,611    124,611    124,611
6......................................................      4,500          32,139       124,611    124,611    124,611
7......................................................      4,500          38,471       124,611    124,611    132,611
8......................................................          0          40,395       124,611    124,611    141,351
9......................................................          0          42,414       124,611    124,611    150,527
10.....................................................          0          44,535       124,611    124,611    160,174
15.....................................................          0          56,839       124,611    124,611    216,961
20.....................................................          0          72,543       124,611    124,611    292,923
30 (age 65)............................................          0         118,165       124,611    124,611    534,159

                                                                  END OF YEAR                        END OF YEAR
                                                               INVESTMENT BASE(3)              CASH SURRENDER VALUE(3)
                                                          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                                          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
                                                       ----------------------------------   ------------------------------
END OF CONTRACT YEAR                                      0%         6%          12%           0%         6%        12%
--------------------                                   --------   --------   ------------   --------   --------   --------
1....................................................  $ 4,138    $ 4,400    $      4,662   $ 3,773    $ 4,035       4,297
2....................................................    8,169      8,950           9,764     7,480      8,262       9,076
3....................................................   12,091     13,655          15,351    11,119     12,683      14,379
4....................................................   15,904     18,519          21,471    14,689     17,304      20,256
5....................................................   19,612     23,552          28,184    18,194     22,135      26,766
6....................................................   23,214     28,759          35,552    21,634     27,180      33,973
7....................................................   26,715     34,152          43,641    25,014     32,451      41,940
8....................................................   25,707     35,063          47,562    24,290     33,645      46,144
9....................................................   24,689     35,989          51,841    23,555     34,855      50,707
10...................................................   23,660     36,932          56,515    22,809     36,081      55,664
15...................................................   18,897     42,520          87,796    18,856     42,480      87,755
20...................................................   14,247     49,349         136,842    14,247     49,349     136,842
30 (age 65)..........................................      606     63,150         322,196       606     63,150     322,196

--------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 44.75 years at the end of contract year 7.

(2) All payments are illustrated as if made at the beginning of the contract year.

(3)  Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                              FEMALE ISSUE AGE 45
             $5,000 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
        FACE AMOUNT (1): $116,558  INITIAL GUARANTEE PERIOD(1): 10 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                    END OF YEAR
                                                                             TOTAL                DEATH BENEFIT(3)
                                                                           PAYMENTS         ASSUMING HYPOTHETICAL GROSS
                                                                           MADE PLUS        ANNUAL INVESTMENT RETURN OF
                                                                       INTEREST AT 5% AS   ------------------------------
CONTRACT YEAR                                            PAYMENTS(2)    OF END OF YEAR        0%         6%        12%
-------------                                            -----------   -----------------   --------   --------   --------
1......................................................    $ 5,000         $  5,250        $116,558   $116,558   $116,558
2......................................................      5,000           10,763         116,558    116,558    116,558
3......................................................      5,000           16,551         116,558    116,558    116,558
4......................................................      5,000           22,628         116,558    116,558    116,558
5......................................................      5,000           29,010         116,558    116,558    116,558
6......................................................      5,000           35,710         116,558    116,558    116,558
7......................................................      5,000           42,746         116,558    116,558    123,723
8......................................................          0           44,883         116,558    116,558    131,894
9......................................................          0           47,127         116,558    116,558    140,472
10.....................................................          0           49,483         116,558    116,558    149,487
15.....................................................          0           63,155         116,558    116,558    202,535
20 (age 65)............................................          0           80,603         116,558    116,558    273,464
30.....................................................          0          131,294         116,558    116,558    498,708

                                                                  END OF YEAR                        END OF YEAR
                                                            CASH INVESTMENT BASE(3)               SURRENDER VALUE(3)
                                                          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                                          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
                                                       ----------------------------------   ------------------------------
CONTRACT YEAR                                             0%         6%          12%           0%         6%        12%
-------------                                          --------   --------   ------------   --------   --------   --------
1....................................................  $ 4,483    $ 4,771    $      5,060   $ 4,078    $ 4,366    $  4,655
2....................................................    8,844      9,700          10,593     8,079      8,935       9,828
3....................................................   13,084     14,794          16,650    12,004     13,714      15,570
4....................................................   17,209     20,062          23,290    15,859     18,712      21,940
5....................................................   21,223     25,517          30,581    19,648     23,942      29,006
6....................................................   25,129     31,168          38,595    23,374     29,413      36,840
7....................................................   28,929     37,024          47,401    27,039     35,134      45,511
8....................................................   27,718     37,892          51,550    26,143     36,317      49,975
9....................................................   26,494     38,770          56,071    25,234     37,510      54,811
10...................................................   25,255     39,657          60,996    24,310     38,712      60,051
15...................................................   19,542     44,999          93,941    19,497     44,954      93,896
20 (age 65)..........................................   14,111     51,701         145,805    14,111     51,701     145,805
30...................................................        0     64,120         341,696         0     64,120     341,696

--------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 40.25 years at the end of the contract year 7.

(2) All payments are illustrated as if made at the beginning of the contract year.

(3)  Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 55
       $7,500 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
         FACE AMOUNT: $107,682  INITIAL GUARANTEE PERIOD(1): 5.50 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                    END OF YEAR
                                                                             TOTAL                DEATH BENEFIT(3)
                                                                           PAYMENTS         ASSUMING HYPOTHETICAL GROSS
                                                                           MADE PLUS        ANNUAL INVESTMENT RETURN OF
                                                                       INTEREST AT 5% AS   ------------------------------
CONTRACT YEAR                                            PAYMENTS(2)    OF END OF YEAR        0%         6%        12%
-------------                                            -----------   -----------------   --------   --------   --------
1......................................................    $ 7,500         $  7,875        $107,682   $107,682   $107,682
2......................................................      7,500           16,144         107,682    107,682    107,682
3......................................................      7,500           24,826         107,682    107,682    107,682
4......................................................      7,500           33,942         107,682    107,682    107,682
5......................................................      7,500           43,514         107,682    107,682    107,682
6......................................................      7,500           53,565         107,682    107,682    107,682
7......................................................      7,500           64,118         107,682    107,682    114,047
8......................................................          0           67,324         107,682    107,682    121,622
9......................................................          0           70,690         107,682    107,682    129,571
10 (age 65)............................................          0           74,225         107,682    107,682    137,923
15.....................................................          0           94,732         107,682    107,682    187,026
20.....................................................          0          120,905         107,682    107,682    252,698
30.....................................................          0          196,941               0    107,682    461,621

                                                                   END OF YEAR                      END OF YEAR
                                                                INVESTMENT BASE(3)            CASH SURRENDER VALUE(3)
                                                           ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                           ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
                                                          ------------------------------   ------------------------------
CONTRACT YEAR                                                0%         6%        12%         0%         6%        12%
-------------                                             --------   --------   --------   --------   --------   --------
1.......................................................  $ 6,259    $ 6,681    $  7,106   $ 5,651    $ 6,074    $  6,498
2.......................................................   12,323     13,560      14,857    11,176     12,412      13,709
3.......................................................   18,212     20,661      23,344    16,592     19,041      21,724
4.......................................................   23,937     28,005      32,668    21,912     25,980      30,643
5.......................................................   29,514     35,619      42,942    27,151     33,256      40,579
6.......................................................   34,957     43,529      54,300    32,324     40,896      51,668
7.......................................................   40,282     51,765      66,862    37,447     48,930      64,027
8.......................................................   38,050     52,453      72,334    35,688     50,090      69,971
9.......................................................   35,750     53,083      78,240    33,860     51,193      76,350
10 (age 65).............................................   33,372     53,644      84,610    31,955     52,227      83,193
15......................................................   20,917     56,056     125,802    20,850     55,988     125,734
20......................................................    4,885     55,591     186,637     4,885     55,591     186,637
30......................................................        0          0     391,111         0          0     391,111

--------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 27 years at the end of the contract year 7.

(2) All payments are illustrated as if made at the beginning of the contract year.

(3)  Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 65
       $10,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
         FACE AMOUNT: $103,905  INITIAL GUARANTEE PERIOD(1): 3.25 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                   END OF YEAR
                                                                            TOTAL                DEATH BENEFIT(3)
                                                                          PAYMENTS         ASSUMING HYPOTHETICAL GROSS
                                                                          MADE PLUS        ANNUAL INVESTMENT RETURN OF
                                                                      INTEREST AT 5% AS   ------------------------------
CONTRACT YEAR                                            PAYMENT(2)    OF END OF YEAR        0%         6%        12%
-------------                                            ----------   -----------------   --------   --------   --------
1......................................................   $10,000         $ 10,500        $103,905   $103,905   $103,905
2......................................................    10,000           21,525         103,905    103,905    103,905
3......................................................    10,000           33,101         103,905    103,905    103,905
4......................................................    10,000           45,256         103,905    103,905    103,905
5......................................................    10,000           58,019         103,905    103,905    103,905
6......................................................    10,000           71,420         103,905    103,905    103,905
7......................................................    10,000           85,491         103,905    103,905    109,986
8......................................................         0           89,766         103,905    103,905    117,355
9......................................................         0           94,254         103,905    103,905    125,085
10.....................................................         0           98,967         103,905    103,905    133,199
15.....................................................         0          126,309         103,905    103,905    180,806
20.....................................................         0          161,206               0    103,905    244,414
30.....................................................         0          262,588               0          0    446,768

                                                                   END OF YEAR                      END OF YEAR
                                                                INVESTMENT BASE(3)            CASH SURRENDER VALUE(3)
                                                           ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                           ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
                                                          ------------------------------   ------------------------------
CONTRACT YEAR                                                0%         6%        12%         0%         6%        12%
-------------                                             --------   --------   --------   --------   --------   --------
1.......................................................  $ 7,295    $ 7,835    $  8,382   $ 6,485    $ 7,025    $  7,572
2.......................................................   14,352     15,893      17,531    12,822     14,363      16,001
3.......................................................   21,205     24,217      27,585    19,045     22,057      25,425
4.......................................................   27,894     32,862      38,712    25,194     30,162      36,012
5.......................................................   34,460     41,885      51,115    31,310     38,735      47,965
6.......................................................   40,947     51,354      65,041    37,437     47,844      61,531
7.......................................................   47,413     61,354      80,719    43,633     57,574      76,939
8.......................................................   43,705     61,165      86,811    40,555     58,015      83,661
9.......................................................   39,776     60,737      93,321    37,256     58,217      90,801
10......................................................   35,576     60,020     100,267    33,686     58,130      98,377
15......................................................    9,434     51,071     144,126     9,344     50,981     144,036
20......................................................        0     16,806     207,081         0     16,806     207,081
30......................................................        0          0     416,323         0          0     416,323

--------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 19.50 years at the end of contract year 7.

(2) All payments are illustrated as if made at the beginning of the contract year.

(3)  Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
             JOINT INSUREDS: FEMALE ISSUE AGE 55/MALE ISSUE AGE 55
             $10,000 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
          FACE AMOUNT: $205,820  INITIAL GUARANTEE PERIOD(1): 17 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                   END OF YEAR
                                                                            TOTAL                DEATH BENEFIT(3)
                                                                          PAYMENTS         ASSUMING HYPOTHETICAL GROSS
                                                                          MADE PLUS        ANNUAL INVESTMENT RETURN OF
                                                                      INTEREST AT 5% AS   ------------------------------
CONTRACT YEAR                                            PAYMENT(2)    OF END OF YEAR        0%         6%        12%
-------------                                            ----------   -----------------   --------   --------   --------
1......................................................   $10,000         $ 10,500        $205,820   $205,820   $205,820
2......................................................    10,000           21,525         205,820    205,820    205,820
3......................................................    10,000           33,101         205,820    205,820    205,820
4......................................................    10,000           45,256         205,820    205,820    205,820
5......................................................    10,000           58,019         205,820    205,820    205,820
6......................................................    10,000           71,420         205,820    205,820    205,820
7......................................................    10,000           85,491         205,820    205,820    222,017
8......................................................         0           89,766         205,820    205,820    236,790
9......................................................         0           94,254         205,820    205,820    252,269
10.....................................................         0           98,967         205,820    205,820    268,510
15.....................................................         0          126,309         205,820    205,820    363,815
20.....................................................         0          161,206         205,820    205,820    491,169
30.....................................................         0          262,588         205,820    205,820    896,236

                                                                   END OF YEAR                      END OF YEAR
                                                                INVESTMENT BASE(3)            CASH SURRENDER VALUE(3)
                                                           ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                           ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
                                                          ------------------------------   ------------------------------
CONTRACT YEAR                                                0%         6%        12%         0%         6%        12%
-------------                                             --------   --------   --------   --------   --------   --------
1.......................................................  $ 9,728    $10,322    $ 10,917   $ 8,738    $ 9,332    $  9,927
2.......................................................   19,171     20,964      22,828    17,301     19,094      20,958
3.......................................................   28,332     31,938      35,836    25,692     29,298      33,196
4.......................................................   37,211     43,256      50,055    33,911     39,956      46,755
5.......................................................   45,813     54,933      65,612    41,963     51,083      61,762
6.......................................................   54,141     66,985      82,651    49,851     62,695      78,361
7.......................................................   62,198     79,429     101,318    57,578     74,809      96,698
8.......................................................   60,225     81,924     110,817    56,375     78,074     106,967
9.......................................................   58,210     84,463     121,215    55,130     81,383     118,135
10......................................................   56,142     87,035     132,584    53,832     84,725     130,274
15......................................................   46,198    101,799     208,771    46,088    101,689     208,661
20......................................................   34,501    118,184     326,620    34,501    118,184     326,620
30......................................................        0    130,332     737,479         0    130,332     737,479

--------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 33.75 at the end of contract year 7.

(2) All payments are illustrated as if made at the beginning of the contract year.

(3)  Assumes no loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                 JOINT INSUREDS

The Contract can insure two lives. Some of the discussions in this Prospectus applicable to the Contract apply only to a Contract on a single insured. Set out below are the modifications to the designated sections of this Prospectus for joint insureds. Except in the sections noted below, the discussions in this Prospectus referencing a single insured can be read as applying to two insureds.

AVAILABILITY AND PAYMENTS (REFERENCE PAGE CAPSULE SUMMARY)

We will not accept an initial payment that will provide a guarantee period of less than the minimum guarantee period for which we would then issue a Contract based on the age of the younger insured. This minimum will range from 10 to 40 years depending on the age of the younger insured.


WHO MAY BE COVERED (REFERENCE PAGE 21)


We will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets our insurable interest requirements and provided neither insured is over age 80 and no more than one insured is under age 20. We will determine the insureds' issue ages using their ages as of their birthdays nearest the contract date.

The initial payment, plus the planned periodic payments elected, and the average age of the insureds determine whether underwriting will be done on a simplified or medical basis. The maximum amount underwritten on a simplified basis for joint insureds depends on our administrative rules in effect at the time of underwriting.

Under both simplified and medical underwriting methods, Contracts may be issued on joint insureds in a standard underwriting class only.

PAYMENTS (REFERENCE PAGE 22)

We will not accept an initial payment for a specified face amount that will provide a guarantee period of less than the minimum guarantee period for which we would then issue a Contract based on the age of the younger insured. The minimum will range from 10 to 40 years depending on the age of the younger insured.

MAKING PAYMENTS

PAYMENTS NOT UNDER A PERIODIC PLAN (REFERENCE PAGE 25). You may make additional payments which are not under a periodic payment plan only if both insureds are living and the attained ages of both insureds are not over 80.

PAYMENTS UNDER A PERIODIC PLAN (REFERENCE PAGE 24). You may change the frequency and the amount of planned payments provided both insureds are living. Planned payments must be received while at least one insured is living. A combination periodic plan is not available for joint insureds.


EFFECT OF ADDITIONAL PAYMENTS (REFERENCE PAGE 25). If the guarantee period prior to receipt and acceptance of an additional payment is less than for the life of the younger insured, the payment will first be used to extend the guarantee period to the whole of life of the younger insured.

CHANGING THE FACE AMOUNT


INCREASING THE FACE AMOUNT (REFERENCE PAGE 27). You may increase the face amount of your Contract only if both insureds are living. A change in face amount is not permitted if the attained age of either insured is over 80.


DECREASING THE FACE AMOUNT (REFERENCE PAGE 28). You may decrease the face amount of your Contract if either insured is living. Any reduction in death benefit under a contract insuring two persons will likely result in a failure to satisfy the 7-pay test (See Tax Considerations").

CHARGES DEDUCTED FROM THE INVESTMENT BASE

DEFERRED CONTRACT LOAD (REFERENCE PAGE 30). The deferred contract load equals 11.0% of each payment. This charge consists of a sales load, a charge for federal income taxes measured by premiums and a premium tax charge.

The sales load, equal to 6.5% of each payment, compensates us for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain breakpoints (4% of payments in excess of $1.5 million and 2% of payments in excess of $4 million). The charge for federal taxes is equal to 2% of each payment. The premium tax charge, equal to 2.5% of payments, compensates us for premium taxes that must be paid when a payment is accepted.

We deduct an amount equal to 1.1% of each payment from the investment base on each of the ten contract anniversaries following payment.

MORTALITY COST (COST OF INSURANCE) (REFERENCE PAGE 30). For Contracts issued on joint insureds, current cost of insurance rates are equal to the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates are based on the 1980 Commissioners Aggregate Mortality Table and do not distinguish between insureds in a smoker underwriting class and insureds in a non-smoker underwriting class. The cost of insurance rates are based on an aggregate class which is made up of a blend of smokers and non-smokers.

GUARANTEE PERIOD


WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE (REFERENCE PAGE 32). If we cancel a Contract, you may reinstate it only if neither insured has died between the date the Contract was terminated and the effective date of the reinstatement and you meet the other requirements.


NET CASH SURRENDER VALUE


CANCELING TO RECEIVE NET CASH SURRENDER VALUE (REFERENCE PAGE 32). You may cancel your Contracts at any time while either insured is living.



PARTIAL WITHDRAWALS (REFERENCE PAGE 33)


You cannot make partial withdrawals from Contracts of joint insureds.


DEATH BENEFIT PROCEEDS (REFERENCE PAGE 35)


We will pay the death benefit proceeds to the beneficiary when our Service Center receives all information needed to process the payment, including due proof of the last surviving insured's death. We must receive proof of death for both insureds. There is no death benefit payable at the first death. When we are first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.


If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any increase in face amount requested or within two years from the date an additional payment was received and accepted, proof of the insured's death should be sent promptly to our Service Center since we may only pay a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide" on page 42.)



NET SINGLE PREMIUM FACTOR (REFERENCE PAGE 36). The net single premium factors are based on the insureds' sexes and underwriting classes and the attained ages on the date of calculation.



PAYMENT OF DEATH BENEFIT PROCEEDS (REFERENCE PAGE 36)


If payment is delayed, we will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%.


RIGHT TO EXCHANGE THE CONTRACT (REFERENCE PAGE 37)


You may exchange your Contract for a joint and last survivor Contract with benefits that don't vary with the investment results of a separate account.

USING THE CONTRACT


OWNERSHIP (REFERENCE PAGE 39). The contract owner is one of the insureds, unless another owner has been named in the application.


The contract owner may want to name a contingent owner in the event the contract owner dies before the last surviving insured. The contingent owner would then own the contract owner's interest in the Contract and have all the contract owner's rights.


NAMING BENEFICIARIES (REFERENCE PAGE 39). We pay the primary beneficiary the proceeds of this Contract upon the last surviving insured's death. If no contingent beneficiary is living, we pay the last surviving insured's estate.


CHANGING THE INSURED (REFERENCE PAGE 40). Not available for joint insureds.


MATURITY PROCEEDS (REFERENCE PAGE 40). The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, we will pay the net cash surrender value to you, provided either insured is living.


OTHER CONTRACT PROVISIONS


INCONTESTABILITY (REFERENCE PAGE 42). We won't contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the issue date. We won't contest any change in face amount requested after the change has been in effect during the lifetimes of both insureds for two years from the date of the change. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the lifetime of either insured for two years from the date the payment has been received and accepted.

PAYMENT IN CASE OF SUICIDE (REFERENCE PAGE 42). If either insured commits suicide within two years from the issue date, we will pay only a limited benefit and terminate the Contract. The benefit will be equal to the payments made reduced by any debt.


If either insured commits suicide within two years of the effective date of any increase in face amount requested, the coverage attributable to the increase will be terminated and a limited benefit will be paid. The benefit will be limited to the amount of mortality cost deductions made for the increase.

If either insured commits suicide within two years of any date an additional payment is received and accepted, we will terminate the coverage attributable to the payment and pay only a limited benefit. The benefit will be equal to the payment less any debt attributable to amounts borrowed during the two years from the date the payment was received and accepted.

ESTABLISHING SURVIVORSHIP (ONLY APPLICABLE TO JOINT INSUREDS). If we are unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, we will consider insured No. 1 as designated in the application to be the last surviving insured.

Within 90 days of the death of the first insured, the owner may elect to apply the amount of the limited benefit to a single life contract on the life of the surviving insured, subject to the following provisions:

     - The new contract's issue date will be the date of death of the deceased insured;
     - The insurance age will be the surviving insured's attained age on the new contract's issue date;
     - No medical examination or other evidence of insurability will be required for the new contract;
     - The face amount of the new contract will be determined by applying the limited benefit amount as a single premium payment under the new contract. The face amount of the new contract may not exceed the face amount of this Contract;
     - A written request for a new contract must be received at the Service Center;
     -  The new contract cannot involve any other life;
     - Additional benefits or riders available on this Contract will be available with the new contract only with our consent;
     - The new contract will be issued at our then current rates for the surviving insured's attained age, based on the underwriting class assigned to the surviving insured when this Contract was underwritten. The underwriting class for the new contract may differ from that of this Contract; and
     - If the minimum amount of insurance that would be purchased under the new Contract falls below the minimum insurance amounts currently allowed, this option will not be available.


INCOME PLANS (REFERENCE PAGE 38)


If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to him or her to one or more of the income plans.

                MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK

DIRECTOR AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:


NAME                                        POSITION(S) WITH THE COMPANY
----                                        ----------------------------
Barry G. Skolnick...........  Director, President, General Counsel, and Secretary
David M. Dunford............  Director, Senior Vice President and Chief Investment
                              Officer
Gail R. Farkas..............  Director and Senior Vice President
Matthew J. Rider............  Director, Senior Vice President, Chief Financial Officer,
                                and Treasurer
Michael P. Cogswell.........  Director, Vice President, and Senior Counsel
Christopher J. Grady........  Director and Vice President
Frederick J.C. Butler.......  Director
Richard M. Drew.............  Director
Robert L. Israeloff.........  Director
Robert A. King..............  Director
Irving M. Pollack...........  Director
Cynthia Kahn Sherman........  Director
Anthony J. Vespa............  Director


Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Some directors have held various executive positions with insurance company subsidiaries of ML of New York's indirect parent, Merrill Lynch & Co., Inc. The principal positions of ML of New York's directors and executive officers for the past five years are listed below:


Mr. Skolnick joined ML of New York in November 1989. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc., and First Vice President and Assistant General Counsel of MLPF&S. He became President of ML of New York in March 2001.


Mr. Dunford joined ML of New York in July 1990.

Ms. Farkas joined ML of New York in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.


Mr. Rider joined ML of New York in January 1994 as a Financial Actuary. He has been Chief Financial Officer and Treasurer since October 2000.


Mr. Cogswell has been with ML of New York since November of 1990.


Mr. Grady joined ML of New York in October 1995.


Mr. Butler joined ML of New York in April 1991. Since 1991, he has been chairman of Butler, Chapman & Co. LLC, an investment banking firm.

Mr. Drew joined ML of New York in March 2000. From 1994 until February 2000, he was Director of Compliance for MLPF&S.

Mr. Israeloff joined ML of New York in April 1991. Since 1964, he has been Chairman and Executive Partner of Israeloff, Trattner & Co., CPAs, P.C., a public accounting firm.


Mr. King joined ML of New York in April 1991. In May 1996, he retired from the position of Vice President for Finance at Marymount College, Tarrytown, New York, which he has held since February 1991.



Mr. Pollack joined ML of New York in April 1991. In 1980, he retired from Securities and Exchange Commission after thirty years of service, and having served as an SEC Commissioner from 1974 to 1980. Since 1980, he has practiced law and been a private consultant in the securities and capital markets fields.


Ms. Sherman joined ML of New York in November 1993. She was a partner at the law firm of Rogers & Wells from 1984 until September 1999.


Mr. Vespa joined ML of New York in February 1994. From February 1994 until March 2001, he was Senior Vice President of MLPF&S and Chairman of the Board and Chief Executive Officer of ML of New York. From March 1994 until March 2001, he was also the President of ML of New York.



None of our shares are owned by any of our officers or directors, as we are a wholly owned subsidiary of MLIG. Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.


SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $4.6 million for the year ended December 31, 2000.


STATE REGULATION


We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and of the Separate Account as of December 31, 2000 and for the periods presented included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.



Actuarial matters included in this Prospectus have been examined by Deborah J. Adler, FSA, MAAA our Vice President and Chief Actuary, as stated in her opinion filed as an exhibit to the registration statement.


LEGAL MATTERS


Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our President, General Counsel and Secretary. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:


We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York
Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Utilities and Telecommunications Focus Fund (formerly Global Utility Focus Fund), International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Developing Capital Markets Focus Fund, Small Cap Value Focus Fund (formerly Special Value Focus Fund), Index 500 Fund, Balanced Capital Focus Fund (formerly Capital Focus Fund), Global Growth Focus Fund, Mercury HW International Value VIP Portfolio (formerly International VIP Portfolio), Mercury V.
I. US Large Cap Fund, Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1998 Trust (matured on February 17, 1998), 1999 Trust (matured on February 16, 1999), 2000 Trust (matured on February 15, 2000), 2001 Trust, 2002 Trust, 2003 Trust, 2004
Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019 Trust (collectively, the "Divisions"), as of December 31, 2000 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 2000, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


NEW YORK, NEW YORK
January 26, 2001


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------
                                                                                      Intermediate      Long-Term
                                                                        Money          Government       Corporate         Capital
                                                                       Reserve            Bond             Bond            Stock
(In thousands, except unit values)                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
   Money Reserve Portfolio,  6,928 shares
    (Cost $6,928)                                                 $         6,928  $             0  $             0  $            0

   Intermediate Government Bond Portfolio, 118 shares
    (Cost $1,296)                                                               0            1,298                0               0

   Long-Term Corporate Bond Portfolio, 39 shares
    (Cost $452)                                                                 0                0              436               0

   Capital Stock Portfolio, 181 shares
    (Cost $4,232)                                                               0                0                0           3,508
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                               6,928            1,298              436           3,508

Liabilities
 Due to (from) ML Life Insurance Company of New York                          785                2                1               7
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $         6,143  $         1,296  $           435  $        3,501
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                            186               25                8              36
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         32.94  $         51.47  $         57.67  $        98.15
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------

                                                                       Growth          Multiple          High            Natural
                                                                        Stock          Strategy          Yield           Resources
(In thousands, except unit values)                                    Portfolio        Portfolio        Portfolio        Portfolio
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (cont'd), (Note 1):
   Growth Stock Portfolio, 244 shares
    (Cost $7,378)                                                 $         6,588  $             0  $             0  $            0

   Multiple Strategy Portfolio, 212 shares
    (Cost $3,468)                                                               0            3,061                0               0

   High Yield Portfolio, 105 shares
    (Cost $856)                                                                 0                0              674               0

   Natural Resources Portfolio, 16 shares
    (Cost $142)                                                                 0                0                0             191
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                               6,588            3,061              674             191

Liabilities
 Due to (from) ML Life Insurance Company of New York                           13                6                1               0
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $         6,575  $         3,055  $           673  $          191
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                             64               61               23              14
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $        101.94  $         49.82  $         29.02  $        13.81
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------
                                                                                                       Utilities &     International
                                                                       Global                            Telecomm          Equity
                                                                      Strategy         Balanced           Focus            Focus
(In thousands, except unit values)                                    Portfolio        Portfolio          Fund             Fund
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (cont'd), (Note 1):
   Global Strategy Portfolio, 366 shares
    (Cost $5,618)                                                 $         4,872  $             0  $             0  $            0

   Balanced Portfolio, 78 shares
    (Cost $1,144)                                                               0            1,013                0               0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
  Utilities & Telecomm Focus Fund, 22 shares
    (Cost $293)                                                                 0                0              229               0

   International Equity Focus Fund, 77 shares
    (Cost $866)                                                                 0                0                0             836
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                               4,872            1,013              229             836

Liabilities
 Due to (from) ML Life Insurance Company of New York                            9                2                0               2
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $         4,863  $         1,011  $           229  $          834
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                            164               33               11              68
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         29.58  $         31.08  $         21.79  $        12.19
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------
                                                                       Global            Basic          Developing         Small
                                                                        Bond             Value           Capital         Cap Value
                                                                        Focus            Focus        Markets Focus        Focus
(In thousands, except unit values)                                      Fund             Fund             Fund             Fund
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (cont'd), (Note 1):
   Global Bond Focus Fund, 10 shares
    (Cost $93)                                                    $            81  $             0  $             0  $            0

   Basic Value Focus Fund, 425 shares
    (Cost $5,890)                                                               0            5,830                0               0

   Developing Capital Markets Focus Fund, 52 shares
    (Cost $495)                                                                 0                0              381               0

   Small Cap Value Focus Fund, 44 shares
    (Cost $912)                                                                 0                0                0             912
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                                  81            5,830              381             912

Liabilities
 Due to (from) ML Life Insurance Company of New York                            0               11                1               2
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $            81  $         5,819  $           380  $          910
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                              6              216               50              39
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         12.49  $         26.92  $          7.63  $        23.23
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------
                                                                                        Balanced         Global         Mercury HW
                                                                        Index           Capital          Growth        International
                                                                         500             Focus            Focus          Value VIP
(In thousands, except unit values)                                       Fund            Fund             Fund           Portfolio
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (cont'd), (Note 1):
   Index 500 Fund, 122 shares
    (Cost $2,062)                                                 $         2,054  $             0  $             0  $            0

   Balanced Capital Focus Fund,  0.8 shares
    (Cost $8)                                                                   0                8                0               0

   Global Growth Focus Fund, 38 shares
    (Cost $552)                                                                 0                0              449               0

 Investments in Mercury HW Variable Trust (Note 1):
   Mercury HW International Value VIP Portfolio, 43 shares
    (Cost $488)                                                                 0                0                0             500
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                               2,054                8              449             500

Liabilities
 Due to (from) ML Life Insurance Company of New York                            4                0                1               1
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $         2,050  $             8  $           448  $          499
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                            113                1               36              43
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         18.20  $         10.95  $         12.46  $        11.69
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------
                                                                       Mercury                                              MFS
                                                                      V.I. U.S.                          Premier          Emerging
                                                                      Large Cap         Quasar           Growth            Growth
(In thousands, except unit values)                                      Fund           Portfolio        Portfolio          Series
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in Mercury V.I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap Fund, 36 shares
    (Cost $398)                                                   $           355  $             0  $             0  $            0

 Investments in Alliance Variable Products
  Series Fund, Inc. (Note 1):
   Quasar Portfolio, 16 shares
    (Cost $198)                                                                 0              195                0               0

   Premier Growth Portfolio, 176 shares
    (Cost $5,415)                                                               0                0            5,625               0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 103 shares
    (Cost $2,519)                                                               0                0                0           2,959
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                                 355              195            5,625           2,959

Liabilities
 Due to (from) ML Life Insurance Company of New York                            1                0               11               6
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $           354  $           195  $         5,614  $        2,953
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                             35               20              266             134
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         10.03  $          9.55  $         21.09  $        22.04
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------
                                                                                                           AIM
                                                                         MFS              AIM          V.I. Capital
                                                                       Research        V.I. Value      Appreciation        2001
(In thousands, except unit values)                                      Series            Fund             Fund            Trust
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in MFS Variable Insurance Trust(cont'd),(Note 1):
   MFS Research Series, 123 shares
    (Cost $2,297)                                                 $         2,564  $             0  $             0  $            0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
   AIM V.I. Value Fund, 137 shares
    (Cost $3,553)                                                               0            3,752                0               0

   AIM V.I. Capital Appreciation Fund, 58 shares
    (Cost $1,618)                                                               0                0            1,794               0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2001 Trust, 714 trust units
    (Cost $618)                                                                 0                0                0             713
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                               2,564            3,752            1,794             713

Liabilities
 Due to (from) ML Life Insurance Company of New York                            5                7                3               1
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $         2,559  $         3,745  $         1,791  $          712
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                            150              208              106              14
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         17.03  $         17.97  $         16.87  $        49.30
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------


                                                                        2002             2003             2004             2005
(In thousands, except unit values)                                      Trust            Trust            Trust            Trust
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2002 Trust, 26 trust units
    (Cost $22)                                                    $            24  $             0  $             0  $            0

   2003 Trust, 0 trust units
    (Cost $0)                                                                   0                0                0               0

   2004 Trust, 30 trust units
    (Cost $17)                                                                  0                0               25               0

   2005 Trust, 64 trust units
    (Cost $41)                                                                  0                0                0              53
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                                  24                0               25              53

Liabilities
 Due to (from) ML Life Insurance Company of New York                            0                0                0               0
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $            24  $             0  $            25  $           53
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                              1                0                2               1
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         18.33  $          0.00  $         15.88  $        61.18
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                                         Divisions Investing In
                                                                  ------------------------------------------------------------------


                                                                        2007             2009             2010             2013
(In thousands, except unit values)                                      Trust            Trust            Trust            Trust
                                                                  ---------------- ---------------- ---------------- ---------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2007 Trust, 19 trust units
    (Cost $10)                                                    $            14  $             0  $             0  $            0

   2009 Trust, 0 trust units
    (Cost $0)                                                                   0                0                0               0

   2010 Trust, 51 trust units
    (Cost $27)                                                                  0                0               32               0

   2013 Trust, 25 trust units
    (Cost $9)                                                                   0                0                0              13
                                                                  ---------------- ---------------- ---------------- ---------------
 Total Assets                                                                  14                0               32              13

Liabilities
 Due to (from) ML Life Insurance Company of New York                            0                0                0               0
                                                                  ---------------- ---------------- ---------------- ---------------
Net Assets                                                        $            14  $             0  $            32  $           13
                                                                  ================ ================ ================ ===============
 Units Outstanding                                                              0                0                1               1
                                                                  ================ ================ ================ ===============
 Unit Value                                                       $         37.48  $          0.00  $         31.46  $        19.98
                                                                  ================ ================ ================ ===============

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                Divisions Investing In
                                                                  -----------------


                                                                        2014
(In thousands, except unit values)                                      Trust
                                                                  ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (cont'd), (Note 1):
   2014 Trust, 318 trust units
    (Cost $139)                                                   $           155

                                                                  ----------------
 Total Assets                                                                 155

Liabilities
 Due to (from) ML Life Insurance Company of New York                            0
                                                                  ----------------
Net Assets                                                        $           155
                                                                  ================
 Units Outstanding                                                              8
                                                                  ================
 Unit Value                                                       $         19.82
                                                                  ================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve                Bond                Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               386  $                75  $                26  $              983
 Mortality and Expense Charges (Note 3)                         (56)                 (11)                  (4)                (37)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                  330                   64                   22                 946
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   (4)                  (4)                 77
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                   69                   15              (1,454)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                   0                   65                   11              (1,377)
                                                -------------------- -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      330                  129                   33                (431)
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   3,190                   10                    4                  94
 Policy Loading, Net (Note 3)                                   277                   (8)                  (6)                (22)
 Contract Owner Deaths                                           95                    0                  (23)                (65)
 Contract Owner Terminations                                    (22)                   0                   (9)               (102)
 Policy Loans, Net                                             (152)                  (3)                   0                  17
 Cost of Insurance (Note 3)                                     (84)                 (14)                  (4)                (46)
 Policy Loan Processing Charges                                  (2)                   0                    0                 (1)
 Transfers Among Investment Divisions                        (3,938)                  26                    5                  44
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (636)                  11                  (33)                (81)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                        (306)                 140                    0                (512)
Net Assets, Beginning of Period                               6,449                1,156                  435               4,013
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             6,143  $             1,296  $               435  $            3,501
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------

                                                       Growth              Multiple              High               Natural
                                                        Stock              Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,638  $               517  $                77  $                2
 Mortality and Expense Charges (Note 3)                         (67)                 (31)                  (7)                 (1)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                1,571                  486                   70                   1
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           203                   50                  (81)                  0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (2,303)                (733)                 (32)                 51
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                              (2,100)                (683)                (113)                 51
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (529)                (197)                 (43)                 52
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     219                  114                   17                  10
 Policy Loading, Net (Note 3)                                   (25)                 (12)                  (9)                  0
 Contract Owner Deaths                                            0                  (25)                 (66)                  0
 Contract Owner Terminations                                   (251)                 (80)                  (9)                  0
 Policy Loans, Net                                              (12)                  (5)                   0                   0
 Cost of Insurance (Note 3)                                     (84)                 (46)                  (7)                 (1)
 Policy Loan Processing Charges                                  (1)                  (1)                   0                   0
 Transfers Among Investment Divisions                           107                 (223)                (193)                  0
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Contract Transactions                         (47)                (278)                (267)                  9
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                        (576)                (475)                (310)                 61
Net Assets, Beginning of Period                               7,151                3,530                  983                 130
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             6,575  $             3,055  $               673  $              191
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                                               Utilities &         International
                                                       Global                                   Telecomm              Equity
                                                      Strategy             Balanced              Focus                Focus
(In thousands)                                        Portfolio            Portfolio             Fund                 Fund
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               707  $               119  $                88  $               51
 Mortality and Expense Charges (Note 3)                         (49)                  (9)                  (2)                 (9)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                  658                  110                   86                  42
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            50                    4                    2                  11
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,271)                (134)                 (95)               (245)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                              (1,221)                (130)                 (93)               (234)
                                                -------------------- -------------------- -------------------- -------------------

 Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (563)                 (20)                  (7)               (192)
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     185                   30                    2                   0
 Policy Loading, Net (Note 3)                                   (21)                  (9)                  (1)                 (7)
 Contract Owner Deaths                                          (25)                 (55)                   0                   0
 Contract Owner Terminations                                   (104)                 (60)                   0                 (37)
 Policy Loans, Net                                                4                    0                    0                  (2)
 Cost of Insurance (Note 3)                                     (61)                 (11)                  (2)                (12)
 Policy Loan Processing Charges                                  (1)                   0                    0                   0
 Transfers Among Investment Divisions                          (169)                  71                   21                 (31)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (192)                 (34)                  20                 (89)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                        (755)                 (54)                  13                (281)
Net Assets, Beginning of Period                               5,618                1,065                  216               1,115
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             4,863  $             1,011  $               229  $              834
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                        Global               Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 4  $               602  $                 4  $              212
 Mortality and Expense Charges (Note 3)                          (1)                 (49)                  (5)                 (8)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    3                  553                   (1)                204
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            (1)                   7                   (6)                 23
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (2)                  51                 (158)                (99)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                  (3)                  58                 (164)                (76)
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        0                  611                 (165)                128
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                  146                   19                  51
 Policy Loading, Net (Note 3)                                    (1)                 (26)                  (2)                 (2)
 Contract Owner Deaths                                            0                  (64)                   0                 (26)
 Contract Owner Terminations                                     (4)                 (72)                  (2)                  0
 Policy Loans, Net                                                0                  (18)                   2                   0
 Cost of Insurance (Note 3)                                      (1)                 (62)                  (5)                (10)
 Policy Loan Processing Charges                                   0                   (1)                   0                   0
 Transfers Among Investment Divisions                             0                   (7)                 (60)                (64)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          (6)                (104)                 (48)                (51)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                          (6)                 507                 (213)                 77
Net Assets, Beginning of Period                                  87                5,312                  593                 833
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $                81  $             5,819  $               380  $              910
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                            Balanced              Global             Mercury HW
                                                        Index               Capital               Growth           International
                                                        500                  Focus                Focus              Value VIP
(In thousands)                                          Fund                 Fund                 Fund               Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                22  $                 0  $                30  $                7
 Mortality and Expense Charges (Note 3)                         (19)                   0                   (3)                 (3)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    3                    0                   27                   4
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            72                    0                    4                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (284)                   0                 (117)                  7
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                (212)                   0                 (113)                  7
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (209)                   0                  (86)                 11
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      88                    0                   14                   3
 Policy Loading, Net (Note 3)                                    (9)                   0                    0                  (3)
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                    (21)                   0                    0                   0
 Policy Loans, Net                                                3                    0                    0                   0
 Cost of Insurance (Note 3)                                     (26)                   0                   (4)                 (4)
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                           463                    4                  416                 386
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         498                    4                  426                 382
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         289                    4                  340                 393
Net Assets, Beginning of Period                               1,761                    4                  108                 106
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             2,050  $                 8  $               448  $              499
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                       Mercury                                                          MFS
                                                      V.I. U.S.                                  Premier              Emerging
                                                      Large Cap              Quasar              Growth                Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 6  $                 5  $               315  $              170
 Mortality and Expense Charges (Note 3)                          (3)                  (2)                 (55)                (28)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    3                    3                  260                 142
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                    0                  218                 144
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (60)                 (19)              (1,639)               (973)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                 (59)                 (19)              (1,421)               (829)
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      (56)                 (16)              (1,161)               (687)
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    5                  182                  96
 Policy Loading, Net (Note 3)                                    (3)                  (1)                 (24)                (13)
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                      0                    1                  (38)                (32)
 Policy Loans, Net                                                0                    0                  (82)                (31)
 Cost of Insurance (Note 3)                                      (5)                  (2)                 (80)                (49)
 Policy Loan Processing Charges                                   0                    0                   (1)                 (1)
 Transfers Among Investment Divisions                           198                  106                1,081                 782
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Contract Transactions                         192                  109                1,038                  752
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         136                   93                 (123)                 65
Net Assets, Beginning of Period                                 218                  102                5,737               2,888
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $               354  $               195  $             5,614  $            2,953
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                                                 AIM V.I.
                                                         MFS                AIM V.I.             Capital
                                                       Research              Value             Appreciation            2000
(In thousands)                                          Series               Fund                  Fund                Trust
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               169  $               171  $                50  $                0
 Mortality and Expense Charges (Note 3)                         (24)                 (37)                 (16)                  0
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                  145                  134                   34                   0
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            95                  108                   48                  23
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (394)                (906)                (349)                (23)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                (299)                (798)                (301)                  0
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (154)                (664)                (267)                  0
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      74                   74                   49                   0
 Policy Loading, Net (Note 3)                                   (11)                 (21)                  (7)                  0
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                    (25)                 (32)                  (4)                  0
 Policy Loans, Net                                              (19)                  (6)                 (18)                  0
 Cost of Insurance (Note 3)                                     (34)                 (56)                 (25)                  0
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                           128                  459                  487                (107)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         113                  418                  482                (107)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         (41)                (246)                 215                (107)
Net Assets, Beginning of Period                               2,600                3,991                1,576                 107
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             2,559  $             3,745  $             1,791  $                0
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------


                                                        2001                 2002                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                0
 Mortality and Expense Charges (Note 3)                          (7)                   0                    0                   0
 Transaction Charges (Note 3)                                    (3)                   0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                  (10)                   0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            17                    0                    0                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 33                    2                    0                   2
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                  50                    2                    0                   2
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       40                    2                    0                   2
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                   0
 Policy Loading, Net (Note 3)                                    (7)                   0                    0                   0
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                   (104)                   0                    0                   0
 Policy Loans, Net                                                0                    0                    0                   0
 Cost of Insurance (Note 3)                                      (7)                   0                    0                   0
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                            20                   22                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (98)                  22                    0                   0
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         (58)                  24                    0                   2
Net Assets, Beginning of Period                                 770                    0                    0                  23
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $               712  $                24  $                 0  $               25
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------


                                                        2005                 2007                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                0
 Mortality and Expense Charges (Note 3)                           0                    0                    0                   0
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    0                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  6                    2                    0                   6
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                   6                    2                    0                   6
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        6                    2                    0                   6
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0                    0                   0
 Policy Loading, Net (Note 3)                                     0                    0                    0                   0
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                      0                    0                    0                   0
 Policy Loans, Net                                                0                    0                    0                   0
 Cost of Insurance (Note 3)                                       0                    0                    0                   0
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                            (1)                   3                    0                  (1)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           1                    3                    0                  (1)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                           7                    5                    0                   5
Net Assets, Beginning of Period                                  46                    9                    0                  27
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $                53  $                14  $                 0  $               32
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                          Divisions Investing In
                                                ------------------------------------------


                                                        2013                 2014
(In thousands)                                          Trust                Trust
                                                -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (1)
 Transaction Charges (Note 3)                                     0                   (1)
                                                -------------------- --------------------
  Net Investment Income (Loss)                                    0                   (2)
                                                -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    7
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  2                   32
                                                -------------------- --------------------
 Net Gain (Loss) on Investments                                   2                   39
                                                -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        2                   37
                                                -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    1
 Policy Loading, Net (Note 3)                                     0                   (1)
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                    0
 Policy Loans, Net                                                0                    0
 Cost of Insurance (Note 3)                                       0                   (1)
 Policy Loan Processing Charges                                   0                    0
 Transfers Among Investment Divisions                             0                  (35)
                                                -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           2                  (36)
                                                -------------------- --------------------

Total Increase (Decrease) in Net Assets                           4                    1
Net Assets, Beginning of Period                                   9                  154
                                                -------------------- --------------------
Net Assets, End of Period                       $                13  $               155
                                                ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve               Bond                 Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               339  $                77  $                33  $              628
 Mortality and Expense Charges (Note 3)                         (59)                 (10)                  (4)                (30)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                  280                   67                   29                 598
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   (2)                  (1)                 48
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  (90)                 (43)                293
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                   0                  (92)                 (44)                341
                                                -------------------- -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      280                  (25)                 (15)                939
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   4,725                    9                    4                 107
 Policy Loading, Net (Note 3)                                   410                   (7)                  (4)                (12)
 Contract Owner Deaths                                          (85)                   0                    0                  (6)
 Contract Owner Terminations                                      0                    0                   (2)                  0
 Policy Loans, Net                                               61                   (8)                   0                 (41)
 Cost of Insurance                                              (77)                 (12)                  (4)                (35)
 Policy Loan Processing Charges                                   0                    0                   (1)                  0
 Transfers Among Investment Divisions                        (5,013)                  66                   33                 100
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          21                   48                   26                 113
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         301                   23                   11               1,052
Net Assets, Beginning of Period                               6,148                1,133                  424               2,961
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             6,449  $             1,156  $               435  $            4,013
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------

                                                       Growth              Multiple              High               Natural
                                                       Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,664  $               570  $               118  $                5
 Mortality and Expense Charges (Note 3)                         (52)                 (28)                 (10)                 (1)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                1,612                  542                  108                   4
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           195                   11                  (43)                 (5)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                126                   12                  (18)                 29
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                 321                   23                  (61)                 24
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,933                  565                   47                  28
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     244                  143                   39                  13
 Policy Loading, Net (Note 3)                                   (14)                  (8)                  (6)                  0
 Contract Owner Deaths                                           (9)                   0                    0                   0
 Contract Owner Terminations                                    (48)                 (38)                 (18)                  0
 Policy Loans, Net                                              (38)                 (17)                  (9)                  0
 Cost of Insurance                                              (63)                 (43)                 (12)                 (1)
 Policy Loan Processing Charges                                  (1)                   0                    0                   0
 Transfers Among Investment Divisions                           112                  (84)                (118)                (55)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         183                  (47)                (124)                (43)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                       2,116                  518                  (77)                (15)
Net Assets, Beginning of Period                               5,035                3,012                1,060                 145
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             7,151  $             3,530  $               983  $              130
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                                               Utilities &         International
                                                       Global                                   Telecomm              Equity
                                                      Strategy             Balanced              Focus                Focus
(In thousands)                                        Portfolio            Portfolio             Fund                 Fund
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               640  $               172  $                28  $               50
 Mortality and Expense Charges (Note 3)                         (45)                  (9)                  (2)                 (9)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                  595                  163                   26                  41
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            40                    8                   25                  (3)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                302                  (95)                 (27)                276
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                 342                  (87)                  (2)                273
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      937                   76                   24                 314
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     264                   37                    3                   6
 Policy Loading, Net (Note 3)                                   (11)                  (6)                  (1)                 (7)
 Contract Owner Deaths                                           (2)                  (2)                   0                  (1)
 Contract Owner Terminations                                    (53)                 (39)                   0                   0
 Policy Loans, Net                                              (17)                  (1)                   0                 (12)
 Cost of Insurance                                              (58)                 (11)                  (2)                (12)
 Policy Loan Processing Charges                                  (1)                   0                    0                   0
 Transfers Among Investment Divisions                          (380)                  (7)                 (26)               (161)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (258)                 (29)                 (26)               (187)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         679                   47                   (2)                127
Net Assets, Beginning of Period                               4,939                1,018                  218                 988
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             5,618  $             1,065  $               216  $            1,115
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                        Global               Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 6  $             1,112  $                12  $               70
 Mortality and Expense Charges (Note 3)                          (1)                 (44)                  (4)                 (5)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    5                1,068                    8                  65
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            (1)                  28                  (22)                (17)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (13)                (271)                 243                 137
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                 (14)                (243)                 221                 120
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (9)                 825                  229                 185
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                  216                   24                  45
 Policy Loading, Net (Note 3)                                    (1)                 (16)                  (1)                  0
 Contract Owner Deaths                                            0                   (3)                  (1)                  0
 Contract Owner Terminations                                      0                 (125)                  (6)                 (4)
 Policy Loans, Net                                                0                  (15)                  (2)                  0
 Cost of Insurance                                               (1)                 (56)                  (5)                 (7)
 Policy Loan Processing Charges                                   0                   (1)                   0                   0
 Transfers Among Investment Divisions                            25                  443                  (27)                147
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          25                  443                  (18)                181
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                          16                1,268                  211                 366
Net Assets, Beginning of Period                                  71                4,044                  382                 467
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $                87  $             5,312  $               593  $              833
                                                ==================== ==================== ==================== ===================
See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                            Balanced              Global             Mercury HW
                                                        Index               Capital               Growth           International
                                                         500                 Focus                Focus              Value VIP
(In thousands)                                          Fund                 Fund                 Fund               Portfolio
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                48  $                 0  $                 1  $                0
 Mortality and Expense Charges (Note 3)                         (11)                   0                    0                   0
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                   37                    0                    1                   0
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            21                    0                    0                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                175                    0                   14                   4
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                 196                    0                   14                   4
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      233                    0                   15                   4
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     108                    0                    0                   1
 Policy Loading, Net (Note 3)                                     2                    0                    0                   0
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                      0                    0                    0                   0
 Policy Loans, Net                                               25                    0                    0                   0
 Cost of Insurance                                              (19)                   0                    0                   0
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                           741                    4                   93                 101
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         857                    4                   93                 102
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                       1,090                    4                  108                 106
Net Assets, Beginning of Period                                 671                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             1,761  $                 4  $               108  $              106
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                       Mercury                                                          MFS
                                                      V.I. U.S.                                  Premier              Emerging
                                                      Large Cap             Quasar               Growth                Growth
(In thousands)                                          Fund               Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 1  $                 0  $                58  $                0
 Mortality and Expense Charges (Note 3)                           0                    0                  (39)                (15)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    1                    0                   19                 (15)
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                   53                  39
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 16                   16                1,157               1,170
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                  16                   16                1,210               1,209
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       17                   16                1,229               1,194
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                  173                  83
 Policy Loading, Net (Note 3)                                     0                    0                  (14)                 (3)
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                      0                    0                  (39)                  0
 Policy Loans, Net                                                0                    0                  (11)                (19)
 Cost of Insurance                                                0                    0                  (71)                (23)
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                           201                   86                1,693                 359
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         201                   86                1,731                 397
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                         218                  102                2,960               1,591
Net Assets, Beginning of Period                                   0                    0                2,777               1,297
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $               218  $               102  $             5,737  $            2,888
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------
                                                                                                 AIM V.I.
                                                         MFS                AIM V.I.             Capital
                                                       Research              Value             Appreciation           1999
(In thousands)                                          Series               Fund                 Fund                Trust
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                23  $                66  $                33  $                0
 Mortality and Expense Charges (Note 3)                         (18)                 (27)                  (9)                  0
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    5                   39                   24                   0
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            17                   27                    8                   2
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                449                  747                  418                  (2)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                 466                  774                  426                   0
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      471                  813                  450                   0
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      77                   90                   62                   0
 Policy Loading, Net (Note 3)                                    (5)                 (12)                   0                   0
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                     (3)                 (21)                   0                   0
 Policy Loans, Net                                              (26)                  (2)                 (10)                  0
 Cost of Insurance                                              (25)                 (42)                 (14)                  0
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                           600                  892                  307                  (9)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         618                  905                  345                  (9)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                       1,089                1,718                  795                  (9)
Net Assets, Beginning of Period                               1,511                2,273                  781                   9
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $             2,600  $             3,991  $             1,576  $                0
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------


                                                        2000                 2001                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                0
 Mortality and Expense Charges (Note 3)                          (1)                  (7)                   0                   0
 Transaction Charges (Note 3)                                     0                   (3)                   0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                   (1)                 (10)                   0                   0
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    3                   10                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  4                   21                  (10)                 (1)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                   4                   24                    0                  (1)
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        3                   14                    0                  (1)
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                    0                    0                   0
 Policy Loading, Net (Note 3)                                     0                   (7)                   0                   0
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                      0                  (15)                   0                   0
 Policy Loans, Net                                                0                    0                    0                   0
 Cost of Insurance                                               (1)                  (7)                   0                  (1)
 Policy Loan Processing Charges                                   0                    0                    0                   0
 Transfers Among Investment Divisions                             0                    0                  (37)                  0
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           5                  (29)                 (37)                 (1)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                           8                  (15)                 (37)                 (2)
Net Assets, Beginning of Period                                  99                  785                   37                  25
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $               107  $               770  $                 0  $               23
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                ----------------------------------------------------------------------------------


                                                        2005                 2007                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- -------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                0
 Mortality and Expense Charges (Note 3)                           0                    0                    0                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
                                                -------------------- -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                    0                    0                    0                  (1)
                                                -------------------- -------------------- -------------------- -------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    0                   4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (2)                  (1)                   0                 (14)
                                                -------------------- -------------------- -------------------- -------------------
 Net Gain (Loss) on Investments                                  (2)                  (1)                   0                 (10)
                                                -------------------- -------------------- -------------------- -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (2)                  (1)                   0                 (11)
                                                -------------------- -------------------- -------------------- -------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      13                    0                    0                   0
 Policy Loading, Net (Note 3)                                     1                    0                    0                  (3)
 Contract Owner Deaths                                            0                    0                    0                   0
 Contract Owner Terminations                                      0                    0                    0                 (26)
 Policy Loans, Net                                                0                    0                    0                   0
 Cost of Insurance                                                0                    0                    0                  (1)
 Policy Loan Processing Charges                                  (1)                   0                    0                   0
 Transfers Among Investment Divisions                             0                    0                    0                 (86)
                                                -------------------- -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          13                    0                    0                (116)
                                                -------------------- -------------------- -------------------- -------------------

Total Increase (Decrease) in Net Assets                          11                   (1)                   0                (127)
Net Assets, Beginning of Period                                  35                   10                    0                 154
                                                -------------------- -------------------- -------------------- -------------------
Net Assets, End of Period                       $                46  $                 9  $                 0  $               27
                                                ==================== ==================== ==================== ===================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                          Divisions Investing In
                                                --------------------------------------------


                                                        2013                 2014
(In thousands)                                          Trust                Trust
                                                -------------------- -------------------- --
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (2)
 Transaction Charges (Note 3)                                     0                   (1)
                                                -------------------- -------------------- --
  Net Investment Income (Loss)                                    0                   (3)
                                                -------------------- -------------------- --

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (1)                 (29)
                                                -------------------- -------------------- --
 Net Gain (Loss) on Investments                                  (1)                 (25)
                                                -------------------- -------------------- --

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (1)                 (28)
                                                -------------------- -------------------- --

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    7
 Policy Loading, Net (Note 3)                                     0                   (4)
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                  (26)
 Policy Loans, Net                                                0                    0
 Cost of Insurance                                                0                   (1)
 Policy Loan Processing Charges                                   0                    0
 Transfers Among Investment Divisions                             0                    0
                                                -------------------- -------------------- --
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           1                  (24)
                                                -------------------- -------------------- --

Total Increase (Decrease) in Net Assets                           0                  (52)
Net Assets, Beginning of Period                                   9                  206
                                                -------------------- -------------------- --
Net Assets, End of Period                       $                 9  $               154
                                                ==================== ==================== ==

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate          Long-Term
                                                        Money              Government           Corporate             Capital
                                                       Reserve               Bond                 Bond                 Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               313  $                52  $                24  $               310
 Mortality and Expense Charges (Note 3)                         (50)                  (8)                  (3)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  263                   44                   21                  285
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    1                   47
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                   18                    6                   50
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                   18                    7                   97
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      263                   62                   28                  382
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   6,546                   10                   10                  138
 Policy Loading, Net (Note 3)                                   600                   (6)                  (3)                  (8)
 Contract Owner Deaths                                          (45)                   0                    0                    0
 Contract Owner Terminations                                    (35)                   0                   (4)                 (51)
 Policy Loans, Net                                             (125)                   0                   (8)                 (21)
 Cost of Insurance                                              (74)                  (9)                  (4)                 (31)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                        (6,273)                 647                   71                  116
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         594                  642                   62                  143
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         857                  704                   90                  525
Net Assets, Beginning of Period                               5,291                  429                  334                2,436
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             6,148  $             1,133  $               424  $             2,961
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                       Growth              Multiple              High                Natural
                                                        Stock              Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio           Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               643  $               373  $                84  $                 3
 Mortality and Expense Charges (Note 3)                         (36)                 (26)                  (8)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  607                  347                   76                    2
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           119                   14                   (4)                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                579                  (84)                (137)                 (26)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 698                  (70)                (141)                 (26)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,305                  277                  (65)                 (24)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     224                  170                   22                   14
 Policy Loading, Net (Note 3)                                    (8)                  (5)                  (5)                   0
 Contract Owner Deaths                                           (2)                   0                    0                    0
 Contract Owner Terminations                                    (38)                 (22)                  (2)                   0
 Policy Loans, Net                                                3                    1                    0                    0
 Cost of Insurance                                              (51)                 (43)                 (12)                  (2)
 Policy Loan Processing Charges                                  (1)                  (1)                   0                    0
 Transfers Among Investment Divisions                           262                 (110)                 367                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         389                  (10)                 370                   12
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,694                  267                  305                  (12)
Net Assets, Beginning of Period                               3,341                2,745                  755                  157
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             5,035  $             3,012  $             1,060  $               145
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                               Utilities &         International
                                                       Global                                   Telecomm              Equity
                                                      Strategy             Balanced              Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               757  $                74  $                11  $                85
 Mortality and Expense Charges (Note 3)                         (45)                  (8)                  (2)                 (10)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  712                   66                    9                   75
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            14                    5                    2                   (9)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (325)                  30                   28                   20
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (311)                  35                   30                   11
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      401                  101                   39                   86
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     363                   42                    3                   64
 Policy Loading, Net (Note 3)                                    (3)                  (2)                  (1)                  (3)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (41)                  (5)                  (2)                 (26)
 Policy Loans, Net                                              (14)                   0                    0                    0
 Cost of Insurance                                              (66)                 (11)                  (2)                 (13)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                          (350)                 129                   33                 (130)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (112)                 153                   31                 (108)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         289                  254                   70                  (22)
Net Assets, Beginning of Period                               4,650                  764                  148                1,010
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             4,939  $             1,018  $               218  $               988
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global               Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 4  $               523  $                 7  $                40
 Mortality and Expense Charges (Note 3)                           0                  (36)                  (4)                  (2)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    4                  487                    3                   38
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   39                  (25)                 (12)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  5                 (247)                (146)                 (49)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   5                 (208)                (171)                 (61)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        9                  279                 (168)                 (23)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                  192                   30                   15
 Policy Loading, Net (Note 3)                                     0                  (11)                  (1)                  (1)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                  (49)                 (16)                  (3)
 Policy Loans, Net                                                0                   (1)                   0                    0
 Cost of Insurance                                               (1)                 (50)                  (7)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           (16)                 323                  (54)                 310
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (11)                 404                  (48)                 316
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (2)                 683                 (216)                 293
Net Assets, Beginning of Period                                  73                3,361                  598                  174
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $                71  $             4,044  $               382  $               467
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                   MFS
                                                        Index               Premier              Emerging               MFS
                                                         500                Growth                Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                11  $                 2  $                 6  $                20
 Mortality and Expense Charges (Note 3)                          (4)                 (17)                  (7)                 (10)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    7                  (15)                  (1)                  10
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             3                  137                   38                    9
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 97                  616                  219                  200
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 100                  753                  257                  209
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      107                  738                  256                  219
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      23                   72                   44                   53
 Policy Loading, Net (Note 3)                                     0                   (5)                  (2)                  (2)
 Contract Owner Deaths                                            0                   (2)                  (2)                  (2)
 Contract Owner Terminations                                     (9)                   0                    0                   (1)
 Policy Loans, Net                                              (26)                   0                  (10)                   0
 Cost of Insurance                                               (6)                 (32)                 (13)                 (14)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           401                1,006                  606                  624
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         383                1,039                  623                  658
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         490                1,777                  879                  877
Net Assets, Beginning of Period                                 181                1,000                  418                  634
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               671  $             2,777  $             1,297  $             1,511
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            AIM V.I.
                                                       AIM V.I.             Capital
                                                        Value             Appreciation           1998                 1999
(In thousands)                                          Fund                 Fund                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               104  $                21  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (13)                  (5)                   0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   91                   16                    0                    0
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             9                    2                    5                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                338                  109                   (5)                   0
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 347                  111                    0                    0
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      438                  127                    0                    0
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      43                   26                    0                    1
 Policy Loading, Net (Note 3)                                    (5)                  (2)                   0                    0
 Contract Owner Deaths                                            0                   (2)                   0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                               (1)                   0                    0                    0
 Cost of Insurance                                              (20)                 (10)                   0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           917                  308                  (35)                   0
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         934                  320                  (35)                   1
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,372                  447                  (35)                   1
Net Assets, Beginning of Period                                 901                  334                   35                    8
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             2,273  $               781  $                 0  $                 9
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2000                 2001                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (1)                  (5)                   0                    0
 Transaction Charges (Note 3)                                     0                   (2)                   0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (1)                  (7)                   0                    0
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    4                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  6                   42                    0                    2
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   6                   42                    4                    2
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        5                   35                    4                    2
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                    0                    3                    0
 Policy Loading, Net (Note 3)                                     0                    2                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                               (1)                  (5)                   0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                             0                  753                  (12)                   0
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           5                  750                   (9)                   0
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          10                  785                   (5)                   2
Net Assets, Beginning of Period                                  89                    0                   42                   23
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $                99  $               785  $                37  $                25
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------


                                                        2005                 2007                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                    0                    0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             4                    0                    3                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                    1                   (2)                   4
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   4                    1                    1                    4
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        4                    1                    1                    4
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                               (1)                   0                    0                   (1)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           (11)                   0                  (12)                 125
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          (9)                   0                  (11)                 124
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (5)                   1                  (10)                 128
Net Assets, Beginning of Period                                  40                    9                   10                   26
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $                35  $                10  $                 0  $               154
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

                                                          Divisions Investing In
                                                ------------------------------------------


                                                        2013                 2014
(In thousands)                                          Trust                Trust
                                                -------------------- ------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (2)
 Transaction Charges (Note 3)                                     0                    0
                                                -------------------- ------------------
  Net Investment Income (Loss)                                    0                   (2)
                                                -------------------- ------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   38
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  1                  (10)
                                                -------------------- ------------------
 Net Gain (Loss) on Investments                                   1                   28
                                                -------------------- ------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        1                   26
                                                -------------------- ------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                   14
 Policy Loading, Net (Note 3)                                     0                    3
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                    0
 Policy Loans, Net                                                0                    0
 Cost of Insurance                                                0                   (1)
 Policy Loan Processing Charges                                   0                    0
 Transfers Among Investment Divisions                             0                    5
                                                -------------------- ------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           2                   21
                                                -------------------- ------------------

Total Increase (Decrease) in Net Assets                           3                   47
Net Assets, Beginning of Period                                   6                  159
                                                -------------------- ------------------
Net Assets, End of Period                       $                 9  $               206
                                                ==================== ==================

See accompanying notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

   ML of New York Variable Life Separate Account II ("Account"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-one investment divisions (forty-two during the year). The investment divisions are as follows:

   - Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Investment Managers, L.P. ("MLIM"), formerly Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill Lynch & Co.
   - Merrill Lynch Variable Series Funds,Inc.: Nine of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLIM. Effective following the close of business on May 19, 2000, the Global Utility Focus Fund was renamed the Utilities and Telecommunications Focus Fund, the Special Value Focus Fund was renamed the Small Cap Value Focus Fund,and the Capital Focus Fund was renamed the Balanced Capital Focus Fund.
   - Mercury HW Variable Trust: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury HW Variable Trust ("Mercury Trust"). The investment advisor to the fund of the Mercury Trust is Mercury Advisors, a division of MLIM. Effective following close of business on October 5, 2000, the Hotchkis & Wiley Variable Trust was renamed Mercury HW Variable Trust, and the International VIP Portfolio was renamed Mercury HW International Value VIP Portfolio.
   - Mercury V.I. Funds,Inc.: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds, Inc. ("Mercury Funds").The investment advisor to the fund of the Mercury Funds is Mercury Advisors.
   - Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invest in the shares of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
   - The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Fourteen of the investment divisions (fifteen during the year) each invest in the units of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2000 Trust matured on February 15, 2000. The 1999 Trust matured on February 16, 1999. The 1998 Trust matured on February 17, 1998.

   The assets of the Account are registered in the name of ML of New York. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out method. Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of ML of New York (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of 0.9% (on an annual basis) of the net assets of the Account to cover these risks.

   ML of New York makes certain deductions from each premium. The deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex, attained age of each insured and the Contract's net amount at risk.

   ML of New York pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. ML of New York deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of 0.34% (annually at the beginning of the year) of net assets for Contract owners.

4. UNIT VALUES

  The following is a summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 2000 or lesser time period, if applicable. Total return calculations represent the one year total return and do not reflect the cost of insurance charge.


                                                                     Intermediate            Long-Term
                                                  Money               Government            Corporate              Capital
                                                 Reserve                 Bond                  Bond                 Stock
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                    186                    25                     8                    36
  Unit Value                              $              32.94  $              51.47  $              57.67  $              98.15
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              6,143  $              1,296  $                435  $              3,501

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            5.29%                10.64%                 8.59%               -10.68%

                    1999
  Units                                                    206                    25                     8                    37
  Unit Value                              $              31.29  $              46.52  $              53.11  $             109.89
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              6,449  $              1,156  $                435  $              4,013

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.08%                -2.14%                -3.23%                30.45%

                    1998
  Unit Value                                               205                    24                     8                    35
  Net Assets                              $              30.06  $              47.54  $              54.88  $              84.24
                                          ---------------------------------------------------------------------------------------
  Net Assets                              $              6,148  $              1,133  $                424  $              2,961

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.48%                 7.96%                 7.48%                14.52%

                    1997
  Units                                                    184                    10                     7                    33
  Unit Value                              $              28.77  $              44.03  $              51.06  $              73.56
                                          ---------------------------------------------------------------------------------------
  Net Assets                              $              5,291  $                429  $                334  $              2,436

  Expenses as a percent of                                0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.50%                 7.44%                 7.82%                21.37%
  Total Return

                    1996

  Units                                                    112                     6                     3                    27
  Unit Value                              $              27.54  $              40.98  $              47.36  $              60.61
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              3,075  $                243  $                137  $              1,652

  Expenses as a percent of                                0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.39%                 1.68%                 1.84%                15.48%
  Total Return

4. UNIT VALUES (continued)


                                                  Growth               Multiple               High                  Natural
                                                  Stock                Strategy               Yield                Resources
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio             Portfolio
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                     64                    61                    23                    14
  Unit Value                              $             101.94  $              49.82  $              29.02  $              13.81
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              6,575  $              3,055  $                673  $                191

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -7.22%                -5.77%                -5.99%                39.17%

                    1999
  Units                                                     65                    67                    32                    13
  Unit Value                              $             109.87  $              52.87  $              30.87  $               9.92
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              7,151  $              3,530  $                983  $                130

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           37.74%                19.13%                 4.63%                24.37%

                    1998
  Units                                                     63                    68                    36                    18
  Unit Value                              $              79.77  $              44.38  $              29.50  $               7.98
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              5,035  $              3,012  $              1,060  $                145

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           36.94%                 9.83%                -6.04%               -14.34%

                    1997
  Units                                                     57                    68                    24                    17
  Unit Value                              $              58.25  $              40.41  $              31.40  $               9.31
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              3,341  $              2,745  $                755  $                157

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           32.55%                18.09%                 9.74%               -11.77%

                    1996
  Units                                                     43                    68                    14                    17
  Unit Value                              $              43.95  $              34.21  $              28.62  $              10.56
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,904  $              2,310  $                413  $                177

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           18.48%                13.28%                11.30%                13.68%

4. UNIT VALUES (continued)

                                                                                            Utilities &          International
                                                  Global                                     Telecomm               Equity
                                                 Strategy              Balanced               Focus                 Focus
  (In thousands, except unit values)             Portfolio             Portfolio              Fund                  Fund
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                    164                    33                    11                    68
  Unit Value                              $              29.58  $              31.08  $              21.79  $              12.19
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              4,863  $              1,011  $                229  $                834

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                          -10.08%                -1.99%                -3.59%               -18.02%

                    1999
  Units                                                    171                    34                    10                    75
  Unit Value                              $              32.90  $              31.71  $              22.60  $              14.87
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              5,618  $              1,065  $                216  $              1,115

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           20.06%                 7.58%                11.62%                36.39%

                    1998
  Units                                                    180                    35                    11                    91
  Unit Value                              $              27.40  $              29.48  $              20.25  $              10.90
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              4,939  $              1,018  $                218  $                988

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            8.51%                12.43%                22.94%                 6.83%

                    1997
  Units                                                    184                    29                     9                    99
  Unit Value                              $              25.25  $              26.22  $              16.47  $              10.20
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              4,650  $                764  $                148  $              1,010

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           10.72%                15.88%                24.77%                -5.41%

                    1996
  Units                                                    171                    28                     6                    58
  Unit Value                              $              22.81  $              22.62  $              13.20  $              10.79
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              3,895  $                626  $                 84  $                628

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           12.75%                 8.77%                11.94%                 5.65%

4. UNIT VALUES (continued)

                                                                                            Developing
                                                  Global                 Basic               Capitals              Small Cap
                                                   Bond                  Value                Markets                Value
                                                   Focus                 Focus                 Focus                 Focus
  (In thousands, except unit values)               Fund                  Fund                  Fund                  Fund
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                      6                   216                    50                    39
  Unit Value                              $              12.49  $              26.92  $               7.63  $              23.23
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 81  $              5,819  $                380  $                910

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -0.53%                11.64%               -29.33%                13.72%

                    1999
  Units                                                      7                   220                    55                    41
  Unit Value                              $              12.55  $              24.11  $              10.80  $              20.43
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 87  $              5,312  $                593  $                833

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -9.01%                20.03%                64.03%                32.94%

                    1998
  Units                                                      5                   201                    58                    30
  Unit Value                              $              13.80  $              20.09  $               6.58  $              15.37
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 71  $              4,044  $                382  $                467

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           11.61%                 8.46%               -30.02%                -7.34%

                    1997
  Units                                                      6                   181                    63                    10
  Unit Value                              $              12.36  $              18.52  $               9.41  $              16.58
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 73  $              3,361  $                597  $                174

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            1.03%                19.54%                -7.37%                10.72%

                    1996
  Units                                                      5                   130                    49                     4
  Unit Value                              $              12.24  $              15.49  $              10.15  $              14.98
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 61  $              2,010  $                496  $                 58

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            7.04%                19.60%                 9.58%                -4.42%

4. UNIT VALUES (continued)

                                                                       Balanced               Global              Mercury HW
                                                   Index                Capital               Growth             International
                                                   500                   Focus                 Focus               Value VIP
  (In thousands, except unit values)               Fund                  Fund                  Fund                Portfolio
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                    113                     1                    36                    43
  Unit Value                              $              18.20  $              10.95  $              12.46  $              11.69
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              2,050  $                  8  $                448  $                499

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                          -10.18%                 5.48%               -15.76%                 1.94%

                    1999
  Units                                                     87                     0                     7                     9
  Unit Value                              $              20.27  $              10.38  $              14.79  $              11.47
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,761  $                  4  $                108  $                106

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           19.41%                -2.50%                69.39%                15.84%

                    1998
  Units                                                     40         Division              Division              Division
  Unit Value                              $              16.97          was not               was not               was not
                                          ---------------------        available             available             available
  Net Assets                              $                671

  Expenses as a percent of
    Average Net Assets                                    0.90%
  Total Return                                           27.12%

                    1997
  Units                                                     14         Division              Division              Division
  Unit Value                              $              13.35          was not               was not               was not
                                          ---------------------        available             available             available
  Net Assets                              $                181

  Expenses as a percent of
    Average Net Assets                                    0.90%
  Total Return                                           32.84%

                    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
                                                 available             available             available             available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

4. UNIT VALUES (continued)

                                                  Mercury                                                            MFS
                                                 V.I. U.S.                                    Premier              Emerging
                                                 Large Cap              Quasar                Growth                Growth
  (In thousands, except unit values)               Fund                Portfolio             Portfolio              Series
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                     35                    20                   266                   134
  Unit Value                              $              10.03  $               9.55  $              21.09  $              22.04
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                354  $                195  $              5,614  $              2,953

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                          -16.70%                -6.93%               -17.33%               -20.33%

                    1999
  Units                                                     18                    10                   225                   104
  Unit Value                              $              12.04  $              10.26  $              25.51  $              27.67
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                218  $                102  $              5,737  $              2,888

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           34.91%                20.46%                31.12%                75.13%

                    1998
  Units                                          Division              Division                        143                    82
  Unit Value                                      was not               was not       $              19.46  $              15.80
                                                 available             available      --------------------- ---------------------
  Net Assets                                                                          $              2,777  $              1,297

  Expenses as a percent of
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       46.64%                32.95%

                    1997
  Units                                          Division              Division                         75                    35
  Unit Value                                      was not               was not       $              13.27  $              11.88
                                                 available             available      --------------------- ---------------------
  Net Assets                                                                          $              1,000  $                418

  Expenses as a percent of
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       34.01%                36.01%

                    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
                                                 available             available             available             available
  Net Assets

  Expenses as a percent of
    Average Net Assets
  Total Return

4. UNIT VALUES (continued)

                                                                         AIM                 AIM
                                                    MFS                  V.I.                V.I.
                                                 Research               Value               Capital                 1997
  (In thousands, except unit values)              Series                Fund              Appreciation              Trust
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                    150                   208                   106         Division
  Unit Value                              $              17.03  $              17.97  $              16.87  $       was not
                                          --------------------- --------------------- ---------------------        available
  Net Assets                              $              2,559  $              3,745  $              1,791  $

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           -5.70%               -15.41%               -11.71%

                    1999
  Units                                                    144                   188                    82         Division
  Unit Value                              $              18.06  $              21.24  $              19.11          was not
                                          --------------------- --------------------- ---------------------        available
  Net Assets                              $              2,600  $              3,991  $              1,576

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.93%                28.73%                43.31%

                    1998
  Units                                                    103                   138                    59         Division
  Unit Value                              $              14.69  $              16.50  $              13.33          was not
                                          --------------------- --------------------- ---------------------        available
  Net Assets                              $              1,511  $              2,273  $                781

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.28%                31.21%                18.23%

                    1997
  Units                                                     53                    72                    30         Division
  Unit Value                              $              12.01  $              12.58  $              11.28      matured during
                                          --------------------- --------------------- ---------------------        the year
  Net Assets                              $                634  $                901  $                334

  Expenses as a percent of
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           25.10%                28.42%                25.96%

                    1996
  Units                                          Division              Division              Division                          0
  Unit Value                                      was not               was not               was not       $              21.02
                                                 available             available             available      ---------------------
  Net Assets                                                                                                $                  6

  Expenses as a percent of
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              3.83%

4. UNIT VALUES (continued)



                                                   1998                  1999                  2000                  2001
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                          Division              Division              Division                         14
  Unit Value                                      was not               was not           matured during    $              49.30
                                                 available             available             the year       ---------------------
  Net Assets                                                                                                $                712

  Expenses as a percent of
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              5.04%

                    1999
  Units                                          Division              Division                          5                    16
  Unit Value                                      was not           matured during    $              21.23  $              46.93
                                                 available             the year       --------------------- ---------------------
  Net Assets                                                                          $                107  $                770

  Expenses as a percent of
    Average Net Assets                                                                                1.24%                 1.24%
  Total Return                                                                                        3.22%                 1.77%

                    1998
  Units                                          Division                          0                     5                    17
  Unit Value                                  matured during    $              21.41  $              20.57  $              46.12
                                                 the year       --------------------- --------------------- ---------------------
  Net Assets                                                    $                  9  $                 99  $                785

  Expenses as a percent of
    Average Net Assets                                                          1.24%                 1.24%                 1.24%
  Total Return                                                                  4.55%                 5.73%                 6.77%

                    1997
  Units                                                      2                     0                     5                     0
  Unit Value                              $              20.94  $              20.47  $              19.45                  0.00
                                          --------------------- --------------------- ---------------------   -------------------
  Net Assets                              $                 35  $                  8  $                 89                     0

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                   N/A
  Total Return                                            4.39%                 4.87%                 5.51%                   N/A

                    1996
  Units                                                      2                     0                     4                     0
  Unit Value                              $              20.06  $              19.52  $              18.44                  0.00
                                          --------------------- --------------------- ---------------------   -------------------
  Net Assets                              $                 33  $                  6  $                 79                     0

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                   N/A
  Total Return                                            3.41%                 2.72%                 1.87%                   N/A

4. UNIT VALUES (continued)



                                                   2002                  2003                  2004                  2005
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                      1                     0                     2                     1
  Unit Value                              $              18.33  $               0.00  $              15.88  $              61.18
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 24  $                  0  $                 25  $                 53

  Expenses as a percent of
    Average Net Assets                                    1.24%                   N/A                 1.24%                 1.24%
  Total Return                                            6.58%                   N/A                 9.95%                11.73%

                    1999
  Units                                                      0                     0                     2                     1
  Unit Value                              $               0.00  $               0.00  $              14.44  $              54.75
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                  0  $                 23  $                 46

  Expenses as a percent of
    Average Net Assets                                      N/A                   N/A                 1.24%                 1.24%
  Total Return                                              N/A                   N/A                -3.74%                -5.33%

                    1998
  Units                                                      0                     0                     2                     1
  Unit Value                              $               0.00  $              75.91  $              15.00  $              57.84
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                 37  $                 25  $                 35

  Expenses as a percent of
    Average Net Assets                                      N/A                 1.24%                 1.24%                 1.24%
  Total Return                                              N/A                 9.88%                10.31%                11.18%

                    1997
  Units                                                      0                     1                     2                     1
  Unit Value                              $               0.00  $              69.09  $              13.60  $              52.02
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                 42  $                 23  $                 40

  Expenses as a percent of
    Average Net Assets                                      N/A                 1.24%                 1.24%                 1.24%
  Total Return                                              N/A                 8.45%                 9.06%                10.11%

                    1996
  Units                                                      0                     1                     2                     1
  Unit Value                              $               0.00  $              63.70  $              12.47  $              47.25
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                 40  $                 21  $                 34

  Expenses as a percent of
    Average Net Assets                                      N/A                 1.24%                 1.24%                 1.24%
  Total Return                                              N/A                -0.80%                -1.21%                -1.91%

4. UNIT VALUES (continued)



                                                   2007                  2009                  2010                  2013
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
                                          --------------------- --------------------- --------------------- ---------------------
                    2000
  Units                                                      0                     0                     1                     1
  Unit Value                              $              37.48  $               0.00  $              31.46  $              19.98
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 14  $                  0  $                 32  $                 13

  Expenses as a percent of
    Average Net Assets                                    1.24%                   N/A                 1.24%                 1.24%
  Total Return                                           15.45%                   N/A                20.47%                24.31%

                    1999
  Units                                                      0                     0                     1                     1
  Unit Value                              $              32.46  $               0.00  $              26.11  $              16.07
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  9  $                  0  $                 27  $                  9

  Expenses as a percent of
    Average Net Assets                                    1.24%                   N/A                 1.24%                 1.24%
  Total Return                                           -8.49%                   N/A               -11.58%               -13.56%

                    1998
  Units                                                      0                     0                     5                     0
  Unit Value                              $              35.48  $               0.00  $              29.53  $              18.59
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 10  $                  0  $                154  $                  9

  Expenses as a percent of
    Average Net Assets                                    1.24%                   N/A                 1.24%                 1.24%
  Total Return                                           13.39%                   N/A                14.56%                14.20%

                    1997
  Units                                                      0                     0                     1                     0
  Unit Value                              $              31.29  $              26.62  $              25.78  $              16.28
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  9  $                 10  $                 26  $                  6

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           11.95%                13.80%                14.64%                18.22%

                    1996
  Units                                                      0                     0                     1                     0
  Unit Value                              $              27.95  $              23.39  $              22.49  $              13.77
                                          --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  9  $                  7  $                 23  $                  4

  Expenses as a percent of
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -3.13%                -4.38%                -4.84%                -5.93%

4. UNIT VALUES (continued)



                                                   2014
  (In thousands, except unit values)               Trust
                                          ---------------------
                    2000
  Units                                                      8
  Unit Value                              $              19.82
                                          ---------------------
  Net Assets                              $                155

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                           25.50%

                    1999
  Units                                                     10
  Unit Value                              $              15.79
                                          ---------------------
  Net Assets                              $                154

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                          -14.35%

                    1998
  Units                                                     11
  Unit Value                              $              18.44
                                          ---------------------
  Net Assets                              $                206

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                           13.88%

                    1997
  Units                                                     10
  Unit Value                              $              16.19
                                          ---------------------
  Unit Value                              $                159

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                           19.65%

                    1996
  Units                                                      4
  Unit Value                              $              13.53
                                          ---------------------
  Net Assets                              $                 58

  Expenses as a percent of
    Average Net Assets                                    1.24%
  Total Return                                           -6.55%

5. UNITS ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 2000, 1999 and 1998 were as follows:



                                                                    Intermediate          Long-Term
                                                  Money              Government           Corporate            Capital
                                                 Reserve               Bond                 Bond                Stock
  (In thousands)                                 Portfolio           Portfolio            Portfolio            Portfolio
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                           184                   10                    7                   33
  Activity during 1998:
       Issued                                              554                   15                    2                    6
       Redeemed                                           (533)                  (1)                  (1)                  (4)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         205                   24                    8                   35
  Activity during 1999:
       Issued                                              378                    3                    2                    6
       Redeemed                                           (377)                  (2)                  (2)                  (4)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         206                   25                    8                   37
  Activity during 2000:
       Issued                                              305                    2                    1                    3
       Redeemed                                           (325)                  (2)                  (1)                  (4)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                         186                   25                    8                   36
                                            ===================  ===================  ===================  ===================


                                                  Growth              Mutliple              High                 Natural
                                                   Stock              Strategy              Yield               Resources
                                                 Portfolio            Portfolio            Portfolio            Portfolio
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                            57                   68                   24                   17
  Activity during 1998:
       Issued                                               12                   24                   17                    2
       Redeemed                                             (6)                 (24)                  (5)                  (1)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          63                   68                   36                   18
  Activity during 1999:
       Issued                                               10                    5                    6                    2
       Redeemed                                             (8)                  (6)                 (10)                  (7)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          65                   67                   32                   13
  Activity during 1998:
       Issued                                                6                    3                    3                    1
       Redeemed                                             (7)                  (9)                 (12)                   0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                          64                   61                   23                   14
                                            ===================  ===================  ===================  ===================

5. UNITS ISSUED AND REDEEMED (continued)

                                                                                          Utilities &         International
                                                  Global                                   Telecomm              Equity
                                                 Strategy             Balanced              Focus                Focus
  (In thousands)                                 Portfolio            Portfolio             Fund                 Fund
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                           184                   29                    9                   99
  Activity during 1999:
       Issued                                               34                    7                    2                   38
       Redeemed                                            (38)                  (1)                   0                  (46)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         180                   35                   11                   91
  Activity during 1999:
       Issued                                               13                    3                    4                    1
       Redeemed                                            (22)                  (4)                  (5)                 (17)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         171                   34                   10                   75
  Activity during 2000:
       Issued                                                9                    5                    1                    7
       Redeemed                                            (16)                  (6)                   0                  (14)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                         164                   33                   11                   68
                                            ===================  ===================  ===================  ===================


                                                                                          Developing
                                                  Global                Basic              Capitals             Small Cap
                                                   Bond                 Value               Markets               Value
                                                   Focus                Focus                Focus                Focus
                                                   Fund                 Fund                 Fund                 Fund
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             6                  181                   63                   10
  Activity during 1998:
       Issued                                                1                   52                   10                   22
       Redeemed                                             (2)                 (32)                 (15)                  (2)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           5                  201                   58                   30
  Activity during 1999:
       Issued                                                2                   55                    6                   13
       Redeemed                                              0                  (36)                  (9)                  (2)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           7                  220                   55                   41
  Activity during 2000:
       Issued                                                0                   19                    9                   12
       Redeemed                                             (1)                 (23)                 (14)                 (14)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           6                  216                   50                   39
                                            ===================  ===================  ===================  ===================

5. UNIT VALUES (continued)

                                                                      Balanced              Global             Mercury HW
                                                   Index               Capital              Growth            International
                                                   500                  Focus                Focus              Value VIP
  (In thousands)                                   Fund                 Fund                 Fund               Portfolio
                                            -------------------  -------------------  -------------------  -------------------
       Outstanding at January 1, 1998                       14                    0                    0                    0
           Activity during 1998:
                     Issued                                 31                    0                    0                    0
                    Redeemed                                (5)                   0                    0                    0
                                            -------------------  -------------------  -------------------  -------------------
      Outstanding at December 31, 1998                      40                    0                    0                    0
           Activity during 1999:
                     Issued                                 52                    4                    7                    9
                    Redeemed                                (5)                  (4)                   0                    0
                                            -------------------  -------------------  -------------------  -------------------
      Outstanding at December 31, 1999                      87                    0                    7                    9
           Activity during 2000:
                     Issued                                 43                    1                   30                   35
                    Redeemed                               (17)                   0                   (1)                  (1)
                                            -------------------  -------------------  -------------------  -------------------
      Outstanding at December 31, 2000                     113                    1                   36                   43
                                            ===================  ===================  ===================  ===================


                                                  Mercury                                                         MFS
                                                 V.I. U.S.                                  Premier             Emerging
                                                 Large Cap             Quasar               Growth               Growth
                                                   Fund               Portfolio            Portfolio             Series
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             0                    0                   75                   35
  Activity during 1998:
       Issued                                                0                    0                   95                   60
       Redeemed                                              0                    0                  (27)                 (13)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    0                  143                   82
  Activity during 1999:
       Issued                                               18                   10                   98                   31
       Redeemed                                              0                    0                  (16)                  (9)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          18                   10                  225                  104
  Activity during 2000:
       Issued                                               17                   11                   72                   44
       Redeemed                                              0                   (1)                 (31)                 (14)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                          35                   20                  266                  134
                                            ===================  ===================  ===================  ===================

5. UNIT VALUES (continued)

                                                                        AIM                  AIM
                                                   MFS                  V.I.                 V.I.
                                                 Research               Value               Capital               1998
  (In thousands)                                  Series                Fund             Appreciation             Trust
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                            53                   72                   30                    2
  Activity during 1998:
       Issued                                               57                   70                   30                    0
       Redeemed                                             (7)                  (4)                  (1)                  (2)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         103                  138                   59                    0
  Activity during 1999:
       Issued                                               46                   55                   25                    0
       Redeemed                                             (5)                  (5)                  (2)                   0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         144                  188                   82                    0
  Activity during 2000:
       Issued                                               23                   38                   36                    0
       Redeemed                                            (17)                 (18)                 (12)                   0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                         150                  208                  106                    0
                                            ===================  ===================  ===================  ===================


                                                   1999                 2000                 2001                 2002
                                                   Trust                Trust                Trust                Trust
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             0                    5                    0                    0
  Activity during 1998:
       Issued                                                0                    0                   17                    0
       Redeemed                                              0                    0                    0                    0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    5                   17                    0
  Activity during 1999:
       Issued                                                0                    0                    0                    0
       Redeemed                                              0                    0                   (1)                   0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                    5                   16                    0
  Activity during 2000:
       Issued                                                0                    0                    0                    1
       Redeemed                                              0                   (5)                  (2)                   0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           0                    0                   14                    1
                                            ===================  ===================  ===================  ===================

5.UNIT VALUES (continued)



                                                   2003                 2004                 2005                 2007
  (In thousands)                                   Trust                Trust                Trust                Trust
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             1                    2                    1                    0
  Activity during 1998:
       Issued                                                0                    0                    0                    0
       Redeemed                                             (1)                   0                    0                    0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    2                    1                    0
  Activity during 1999:
       Issued                                                0                    0                    0                    0
       Redeemed                                              0                    0                    0                    0
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                    2                    1                    0
  Activity during 2000:
       Issued                                                0                    0                    0                    2
       Redeemed                                              0                    0                    0                   (2)
                                            -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           0                    2                    1                    0
                                            ===================  ===================  ===================  ===================


                                                   2010                 2013                 2014
                                                   Trust                Trust                Trust
                                            -------------------  -------------------  -------------------
  Outstanding at January 1, 1998                             1                    0                   10
  Activity during 1998:
       Issued                                                4                    0                    7
       Redeemed                                              0                    0                   (6)
                                            -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           5                    0                   11
  Activity during 1999:
       Issued                                                4                    1                    0
       Redeemed                                             (8)                   0                   (1)
                                            -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           1                    1                   10
  Activity during 2000:
       Issued                                                0                    0                    0
       Redeemed                                              0                    0                   (2)
                                            -------------------  -------------------  -------------------
  Outstanding at December 31, 2000                           1                    1                    8
                                            ===================  ===================  ===================


7. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 were as follows:


   (In thousands)
                                         2000                                             Purchases               Sales
                                                                                   --------------------- ---------------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                                        $              4,620  $              4,686
    Intermediate Government Bond Portfolio                                                          171                    95
    Long-Term Corporate Bond Portfolio                                                               35                    46
    Capital Stock Portfolio                                                                       1,162                   291
    Growth Stock Portfolio                                                                        2,054                   518
    Multiple Strategy Portfolio                                                                     640                   427
    High Yield Portfolio                                                                            100                   296
    Natural Resources Portfolio                                                                      11                     3
    Global Strategy Portfolio                                                                       876                   402
    Balanced Portfolio                                                                              195                   118

   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                                                      112                     5
     International Equity Focus Fund                                                                 51                    96
     Global Bond Focus Fund                                                                           4                     6
     Basic Value Focus Fund                                                                         884                   426
     Developing Capital Markets Focus Fund                                                           81                   128
     Small Cap Value Focus Fund                                                                     452                   297
     Index 500 Fund                                                                                 809                   303
     Balanced Capital Focus Fund                                                                      5                     0
     Global Growth Focus Fund                                                                       467                    14

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                                                    395                     9

   Investments in Mercury V.I. Funds, Inc.:
    Mercury V.I. U.S. Large Cap Fund                                                                206                    10

   Investments in Alliance Variable Products Series Fund, inc.:
    Quasar Portfolio                                                                                115                     4
    Premier Growth Portfolio                                                                      1,783                   475

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                                                    1,164                   264
    MFS Research Series                                                                             555                   293

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                                                             821                   263
    AIM V.I. Capital Appreciation Fund                                                              643                   124

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities Series A through L:
     2000 Trust                                                                                       0                   108
     2001 Trust                                                                                      23                   129
     2002 Trust                                                                                      23                     1
     2003 Trust                                                                                       0                     0
     2004 Trust                                                                                       0                     1
     2005 Trust                                                                                       1                     1
     2007 Trust                                                                                       3                     0
     2009 Trust                                                                                       0                     0
     2010 Trust                                                                                       0                     1
     2013 Trust                                                                                       1                     0
     2014 Trust                                                                                       1                    39
                                                                                   --------------------- ---------------------
                                                                                   $             18,463  $              9,879
                                                                                   ===================== =====================
















INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2000 and 1999, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.





/s/ DELOITTE & TOUCHE LLP

NEW YORK, NEW YORK
February 27, 2001





ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                        2000                  1999
------                                                                     -----------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 2000 - $142,648; 1999 - $166,016)                      $   140,657          $   160,437
 Equity securities, at estimated fair value
   (cost: 2000 - $18,313; 1999 - $19,782)                                       17,695               16,992
 Policy loans on insurance contracts                                            90,367               88,165
                                                                           -----------          ------------
   Total Investments                                                           248,719              265,594


CASH AND CASH EQUIVALENTS                                                       19,514               34,195
ACCRUED INVESTMENT INCOME                                                        4,621                4,990
DEFERRED POLICY ACQUISITION COSTS                                               30,195               29,703
FEDERAL INCOME TAXES - DEFERRED                                                    581                3,892
FEDERAL INCOME TAXES - CURRENT                                                      62                    -
REINSURANCE RECEIVABLES                                                          1,978                  153
OTHER ASSETS                                                                     4,099                3,292
SEPARATE ACCOUNTS ASSETS                                                     1,035,626            1,086,875
                                                                           -----------          ------------


TOTAL ASSETS                                                               $ 1,345,395          $ 1,428,694
                                                                           ===========          ============















See accompanying notes to financial statements.






LIABILITIES AND STOCKHOLDER'S EQUITY                                         2000               1999
------------------------------------                                      -----------       ------------
LIABILITIES:
 POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                        $   239,140       $   248,016
   Claims and claims settlement expenses                                        4,938             3,762
                                                                          -----------       ------------
          Total policyholder liabilities and accruals                         244,078           251,778

 OTHER POLICYHOLDER FUNDS                                                         986             1,195
 FEDERAL INCOME TAXES - CURRENT                                                     -             1,420
 AFFILIATED PAYABLES - NET                                                        926             1,030
 OTHER LIABILITIES                                                              2,176             2,414
 SEPARATE ACCOUNTS LIABILITIES                                              1,035,626         1,086,875
                                                                          -----------       ------------
          Total Liabilities                                                 1,283,792         1,344,712
                                                                          -----------       ------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                           2,200             2,200
 Additional paid-in capital                                                    52,310            66,259
 Retained earnings                                                             10,147            21,051
 Accumulated other comprehensive loss                                          (3,054)           (5,528)
                                                                          -----------       ------------
          Total Stockholder's Equity                                           61,603            83,982
                                                                          -----------       ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                $ 1,345,395       $ 1,428,694
                                                                          ===========       ============









ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                         2000             1999            1998
                                                                      ----------       ----------     ----------
REVENUES:

 Policy charge revenue                                                $  20,216       $  17,046       $  14,917
 Net investment income                                                   18,687          19,400          21,549
 Net realized investment losses                                             (98)         (3,100)         (1,998)
                                                                      ----------      ----------      ----------
        Total Revenues                                                   38,805          33,346          34,468
                                                                      ----------      ----------      ----------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    11,910          12,013          13,832
 Policy benefits (net of reinsurance recoveries: 2000 - $2,419
   1999 - $542; 1998 - $1,191)                                            1,787             632           1,630
 Reinsurance premium ceded                                                2,011           1,822           1,705
 Amortization of deferred policy acquisition costs                        3,969           4,845           5,759
 Insurance expenses and taxes                                             4,147           4,195           4,900
                                                                      ----------      ----------      ----------
        Total Benefits and Expenses                                      23,824          23,507          27,826
                                                                      ----------      ----------      ----------
        Earnings Before Federal Income Tax Provision                     14,981           9,839           6,642
                                                                      ----------      ----------      ----------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  2,855           4,805           3,337
 Deferred                                                                 1,979          (1,555)         (1,465)
                                                                      ----------      ----------      ----------
        Total Federal Income Tax Provision                                4,834           3,250           1,872
                                                                      ----------      ----------      ----------
NET EARNINGS                                                          $  10,147       $   6,589       $   4,770
                                                                      ==========      ==========      ==========












See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                         2000             1999            1998
                                                                      ----------      ----------      ----------
NET EARNINGS                                                          $  10,147       $   6,589       $   4,770
                                                                      ----------      ----------      ----------
OTHER COMPREHENSIVE INCOME (LOSS)

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period        5,667         (14,221)         (4,329)
   Reclassification adjustment for losses included in net earnings          110           3,708           1,994
                                                                      ----------      ----------      ----------
   Net unrealized gains (losses) on investment securities                 5,777         (10,513)         (2,335)

   Adjustments for:
              Policyholder liabilities                                   (1,971)          3,496           1,417
              Deferred federal income taxes                              (1,332)          2,456             321
                                                                      ----------      ----------      ----------
 Total other comprehensive income (loss), net of tax                      2,474          (4,561)           (597)
                                                                      ----------      ----------      ----------
COMPREHENSIVE INCOME                                                  $  12,621       $   2,028       $   4,173
                                                                      ==========      ==========      ==========























See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                              Accumulated
                                                            Additional                           other               Total
                                                Common       paid-in          Retained       comprehensive       stockholder's
                                                stock        capital          earnings           loss                equity
                                              ---------     ----------        ---------      -------------       -------------
BALANCE, JANUARY 1, 1998                      $  2,200      $  66,259         $  9,692       $       (370)       $     77,781

 Net earnings                                                                    4,770                                  4,770
 Other comprehensive loss, net of tax                                                                (597)               (597)
                                              ---------     ----------        ---------      -------------       -------------
BALANCE, DECEMBER 31, 1998                       2,200         66,259           14,462               (967)             81,954

 Net earnings                                                                    6,589                                  6,589
 Other comprehensive loss, net of tax                                                              (4,561)             (4,561)
                                              ---------     ----------        ---------      -------------       -------------
BALANCE, DECEMBER 31, 1999                       2,200         66,259           21,051             (5,528)             83,982

 Dividend to parent                                           (13,949)         (21,051)                               (35,000)
 Net earnings                                                                   10,147                                 10,147
 Other comprehensive income, net of tax                                                             2,474               2,474
                                              ---------     ----------        ---------      -------------       -------------
BALANCE, DECEMBER 31, 2000                    $  2,200      $  52,310         $ 10,147       $     (3,054)       $     61,603
                                              =========     ==========        =========      =============       =============





















See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                              2000            1999            1998
                                                                           -----------     -----------     -----------
Cash Flows From Operating Activities:
Net earnings                                                               $   10,147      $    6,589      $    4,770
Noncash items included in earnings:
Amortization of deferred policy acquisition costs                               3,969           4,845           5,759
Capitalization of policy acquisition costs                                     (4,461)         (4,806)         (5,095)
Amortization (accretion) of investments                                           343             429            (262)
Interest credited to policyholders' account balances                           11,910          12,013          13,832
Provision (benefit) for deferred Federal income tax                             1,979          (1,555)         (1,465)
(Increase) decrease in operating assets:
Accrued investment income                                                         369             (22)            448
Federal income taxes - current                                                    (62)              -               -
Reinsurance receivables                                                        (1,825)            499            (223)
Other                                                                            (790)            952            (856)
Increase (decrease) in operating liabilities:
Claims and claims settlement expenses                                           1,176             776             979
Other policyholder funds                                                         (209)           (588)           (158)
Federal income taxes - current                                                 (1,420)             73            (908)
Affiliated payables                                                              (104)           (223)         (2,239)
Other                                                                            (238)            290             (31)
Other operating activities:
Net realized investment losses                                                     98           3,100           1,998
                                                                           -----------     -----------     -----------
Net cash and cash equivalents provided by operating activities                 20,882          22,372          16,549
                                                                           -----------     -----------     -----------
Cash Flow From Investing Activities:
Proceeds from (payments for):
Sales of available-for-sale securities                                          9,320         171,785         102,967
Maturities of available-for-sale securities                                    27,935          40,227          59,161
Purchases of available-for-sale securities                                    (12,859)       (189,067)       (119,611)
Policy loans on insurance contracts                                            (2,202)            (82)             80
                                                                           -----------     -----------     -----------
Net cash and cash equivalents provided by investing activities                 22,194          22,863          42,597
                                                                           -----------     -----------     -----------











See accompanying notes to financial statements.                 (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Continued) (Dollars in thousands)

                                                                              2000            1999            1998
                                                                           -----------     -----------     -----------
Cash Flows from Financing Activities:
Proceeds from (payments for):
Dividends paid to parent                                                   $  (35,000)     $        -      $        -
Policyholder deposits                                                          77,338          79,889          94,226
Policyholder withdrawals (including transfers to/from separate accounts)     (100,095)       (109,636)       (144,728)
                                                                           -----------     -----------     -----------
       Net cash and cash equivalents used by financing activities             (57,757)        (29,747)        (50,502)
                                                                           -----------     -----------     -----------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (14,681)         15,488           8,644

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                             34,195          18,707          10,063
                                                                           -----------     -----------     -----------
 End of year                                                               $   19,514       $  34,195       $  18,707
                                                                           ===========     ===========     ===========
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                                    $    4,337       $   4,732       $   4,245
   Interest                                                                        91              85             148























See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)

 NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, withdrawal charges, and annual contract maintenance charges.

  Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, withdrawal charges, and amortization of deferred sales charges.

  Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges.

  Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                 2000          1999          1998
                               ---------     ---------     ---------
   Beginning balance           $ 12,396      $ 12,784      $ 16,550
   Capitalized amounts            1,237         1,336           691
   Interest accrued                 930           959         1,241
   Amortization                  (1,798)       (2,683)       (5,698)
                               ---------     ---------     ---------
   Ending balance              $ 12,765      $ 12,396      $ 12,784
                               =========     =========     =========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                  2001        $    745
                  2002        $    691
                  2003        $    675
                  2004        $    715
                  2005        $    756

  Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to the contract owner and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.


  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products        4.00%
  Interest-sensitive deferred annuities   4.00% - 8.07%
  Immediate annuities                     3.00% - 11.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Accounting Pronouncements: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting treatment for changes in fair value of derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined in SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of derivatives will be recorded in earnings. The adoption of SFAS No. 133 will not have a material impact on the Company's financial position or results of operations.

 NOTE 2:     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

  Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                        2000           1999
  Assets:                                           ------------   ------------
   Fixed maturity securities (1)                    $    140,657   $    160,437
   Equity securities (1)                                  17,695         16,992
   Policy loans on insurance contracts (2)                90,367         88,165
   Cash and cash equivalents (3)                          19,514         34,195
   Separate Accounts assets (4)                        1,035,626      1,086,875
                                                    ------------   ------------
  Total financial instruments                       $  1,303,859   $  1,386,664
                                                    ============   ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value, having an amortized cost of $18,818 and $19,734, had an estimated fair value of $18,453 and $18,876, respectively.

 (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

 NOTE 3:   INVESTMENTS

  The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                        2000
                                          --------------------------------------------------------------
                                             Cost /           Gross            Gross          Estimated
                                            Amortized       Unrealized       Unrealized         Fair
                                              Cost            Gains            Losses           Value
                                          ------------     ------------     ------------     -----------
  Fixed maturity securities:
   Corporate debt securities              $   109,101      $       594      $     2,314      $  107,381
   Mortgage-backed securities                   3,904              190               59           4,035
   U.S. government and agencies                27,645              239              263          27,621
   Foreign governments                          1,998                -              378           1,620
                                          ------------     ------------     ------------     -----------
    Total fixed maturity securities       $   142,648      $     1,023      $     3,014      $  140,657
                                          ============     ============     ============     ===========
  Equity securities:
   Non-redeemable preferred stocks        $    18,141      $         -      $       588      $   17,553
   Common stocks                                  172                -               30             142
                                          ------------     ------------     ------------     -----------
      Total equity securities             $    18,313      $         -      $       618      $   17,695
                                          ============     ============     ============     ===========

                                                                        1999
                                          --------------------------------------------------------------
                                             Cost /          Gross             Gross          Estimated
                                           Amortized       Unrealized        Unrealized         Fair
                                             Cost            Gains             Losses           Value
                                          ------------    -------------     ------------     -----------
  Fixed maturity securities:
   Corporate debt securities              $   128,239     $        600      $     4,558      $  124,281
   Mortgage-backed securities                   8,488              210               68           8,630
   U.S. government and agencies                27,291              160            1,681          25,770
   Foreign governments                          1,998                -              242           1,756
                                          ------------    -------------     ------------     -----------
    Total fixed maturity securities       $   166,016     $        970      $     6,549      $  160,437
                                          ============    =============     ============     ===========
  Equity securities:
   Non-redeemable preferred stocks        $    19,610     $         25      $     2,788      $   16,847
   Common stocks                                  172                -               27             145
                                          ------------    -------------     ------------     -----------
      Total equity securities             $    19,782     $         25      $     2,815      $   16,992
                                          ============    =============     ============     ===========

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by contractual maturity were:

                                                                 Estimated
                                              Amortized            Fair
                                                Cost               Value
                                             ------------      ------------
   Fixed maturity securities:
   Due in one year or less                   $    25,012       $    24,768
   Due after one year through five years          68,887            68,242
   Due after five years through ten years         24,066            23,097
   Due after ten years                            20,779            20,515
                                             ------------      ------------
                                                 138,744           136,622
   Mortgage-backed securities                      3,904             4,035
                                             ------------      ------------
     Total fixed maturity securities         $   142,648       $   140,657
                                             ============      ============

  Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by rating agency equivalent were:

                                                                     Estimated
                                                  Amortized            Fair
                                                    Cost               Value
                                                 ----------         ----------
   AAA                                           $  48,121          $  48,141
   AA                                                6,496              6,460
   A                                                48,005             47,338
   BBB                                              35,182             34,300
   Non-investment grade                              4,844              4,418
                                                 ----------         ----------
     Total fixed maturity securities             $ 142,648          $ 140,657
                                                 ==========         ==========

  The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss as of December 31 were as follows:

                                                  2000         1999
   Assets:                                     ----------    ---------
    Fixed maturity securities                  $ (1,991)     $ (5,579)
    Equity securities                              (618)       (2,790)
    Other assets                                      -           (17)
    Federal income taxes - deferred               1,645         2,977
                                              ----------    ----------
                                                   (964)       (5,409)
                                              ----------    ----------
   Liabilities:
    Policyholders' account balances               2,090           119
                                              ----------    ----------
   Stockholder's equity:
    Accumulated other comprehensive loss       $ (3,054)    $  (5,528)
                                              ==========    ==========

  Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
  December 31 were:

                                        2000          1999          1998
                                     ---------     ---------     ---------
  Proceeds                           $  9,320      $ 171,785     $ 102,967
  Gross realized investment gains          43          1,357         2,096
  Gross realized investment losses        141          4,457         4,094


  The company owned investment securities of $1,023 and $989 that were deposited with insurance regulatory authorities at December 31, 2000 and 1999, respectively.

  Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

  Net investment income arose from the following sources for the years ended December 31:

                                             2000         1999         1998
                                          ----------   ----------   ----------
  Fixed maturity securities               $  10,643    $  12,921    $  16,244
  Equity securities                           1,429        1,637          695
  Policy loans on insurance contracts         4,441        4,362        4,316
  Cash and cash equivalents                   2,635          932          800
  Other                                           1           29           29
                                          ----------   ----------   ----------
  Gross investment income                    19,149       19,881       22,084
  Less investment expenses                     (462)        (481)        (535)
                                          ----------   ----------   ----------
  Net investment income                   $  18,687    $  19,400    $  21,549
                                          ==========   ==========   ==========



 Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                             2000         1999         1998
                                          ---------    ----------   ----------
  Fixed maturity securities               $   (115)    $  (1,938)   $  (1,944)
  Equity securities                             17        (1,162)         (54)
                                          ---------    ----------   ----------
  Net realized investment gains (losses)  $    (98)    $  (3,100)   $  (1,998)
                                          =========    ==========   ==========

 NOTE 4:   FEDERAL INCOME TAXES

  The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                                2000          1999         1998
                                                              --------      --------     --------
  Provision for income taxes computed at
   Federal Statutory rate                                     $ 5,243       $ 3,444      $ 2,325
  Decrease in income taxes resulting from:
     Dividend received deduction                                 (155)         (129)        (300)
     Foreign tax credit                                          (254)          (65)        (153)
                                                              --------      --------     --------
       Federal income tax provision                           $ 4,834       $ 3,250      $ 1,872
                                                              ========      ========     ========

  The Federal statutory rate for each of the three years in the period ended December 31, 2000 was 35%.

  The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                        2000          1999          1998
                                                     ---------     ---------    ----------
   Deferred policy acquisition costs                 $    622      $    332     $    (158)
   Policyholders' account balances                      1,006          (793)         (659)
   Investment adjustments                                 351        (1,113)         (629)
   Other                                                    -            19           (19)
                                                    ---------     ---------     ---------
   Deferred Federal income tax provision (benefit)   $  1,979      $ (1,555)     $ (1,465)
                                                    =========     =========     =========

  Deferred tax assets and liabilities as of December 31 are
  determined as follows:
                                               2000           1999
   Deferred tax assets:                      ---------      ---------
    Policyholders' account balances          $  4,810       $  5,816
    Investment adjustments                      1,387          1,738
    Net unrealized investment loss              1,645          2,977
                                             ---------      ---------
      Total deferred tax assets                 7,842         10,531
                                             ---------      ---------

   Deferred tax liabilities:
    Deferred policy acquisition costs           7,261          6,639
                                             ---------      ---------
      Net deferred tax asset                 $    581       $  3,892
                                             =========      =========

  The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

 NOTE 5:   REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $300 on single life policies and $500 on joint life policies.

  Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit, trust agreements and funds withheld totaling $103 that can be drawn upon for delinquent reinsurance recoverables.

  As of December 31, 2000, the Company had the following life insurance in-force:

                                                                                      Percentage
                                         Ceded to        Assumed                      of amount
                            Gross          other        from other         Net        assumed to
                            amount       companies      companies        amount           Net
Life insurance            ---------      ---------      ---------      ----------     ----------
        in force          $ 940,286      $ 166,354      $ 871,306      $1,645,238            53%

 NOTE 6:   RELATED PARTY TRANSACTIONS

  The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,556, $4,199 and $4,767 for 2000, 1999 and 1998 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $69, $54 and $69 for 2000, 1999 and 1998, respectively.
  Intercompany interest is included in net investment income.

  The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $156, $149 and $157 for 2000, 1999 and 1998, respectively.

  The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $2,874, $3,069 and $3,798 for 2000, 1999 and 1998, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

  In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 2000 and 1999, the outstanding loan balance was $203 and $290, respectively. Repayments made on this loan during 2000, 1999 and 1998 were $87, $144 and $722, respectively. Loan interest was calculated at LIBOR plus 150 basis points. Intercompany interest paid during 2000, 1999 and 1998 was $22, $31 and $79, respectively.

  Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 NOTE 7:  STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

  During 2000, the Company paid a cash dividend of $35,000. Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1999 and 1998, no dividend request was filed.

  Statutory capital and surplus at December 31, 2000 and 1999, were $33,767 and $61,717, respectively. At December 31, 2000, approximately $3,157 of stockholder's equity was available for distribution to MLIG.

  Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 2000, 1999 and 1998 was $5,125, $9,030 and $5,405, respectively.

  The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2000, and 1999, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

  On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by
  individual state laws and permitted practices.   The New York
  State Insurance Department has not adopted all principles of Codification. The adoption of Codification is not expected to have a material impact on the Company's statutory surplus.

 NOTE 8:   COMMITMENTS AND CONTINGENCIES

  State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

  In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 NOTE 9:  SEGMENT INFORMATION

  In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities.

  The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's contract owners. Additionally, the marketing and sales management functions, within MLIG, are organized according to these two business segments.

  The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

  The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support contract owner liabilities.

  The following table summarizes each business segment's contribution to the consolidated amounts:

                                                Life
   2000                                       Insurance       Annuities         Other           Total
  ------                                      ----------      ----------      ----------       ---------
  Net interest spread (a)                     $   1,184       $   2,462        $  3,131      $    6,777
  Other revenues                                  9,558          10,599             (39)         20,118
                                              ----------      ----------       ---------     -----------
  Net revenues                                   10,742          13,061           3,092          26,895
                                              ----------      ----------       ---------     -----------
  Policy benefits                                 1,727              60               -           1,787
  Reinsurance premium ceded                       2,011               -               -           2,011
  Amortization of deferred policy
     acquisition costs                            1,181           2,788               -           3,969
  Other non-interest expenses                     1,698           2,449               -           4,147
                                              ----------      ----------       ---------     -----------
  Total non-interest expenses                     6,617           5,297               -          11,914
                                              ----------      ----------       ---------     -----------
  Net earnings before Federal income
      Tax provision                               4,125           7,764           3,092          14,981
  Income tax expense                              1,288           2,464           1,082           4,834
                                              ----------      ----------       ---------     -----------
  Net earnings                                $   2,837       $   5,300        $  2,010      $   10,147
                                              ==========      ==========       =========     ===========
  Balance Sheet Information:

  Total assets                               $  493,569       $ 832,825        $ 19,001      $1,345,395
  Deferred policy acquisition costs              15,528          14,667               -          30,195
  Policyholder liabilities and accruals         107,236         136,842               -         244,078
  Other policyholder funds                          598             388               -             986





                                                Life
   1999                                       Insurance       Annuities         Other           Total
  ------                                      ----------      ----------      ----------      ----------
  Net interest spread (a)                     $   1,640       $   3,108        $  2,639        $  7,387
  Other revenues                                  8,453           5,612            (119)         13,946
                                              ----------      ----------      ----------      ----------
  Net revenues                                   10,093           8,720           2,520          21,333
                                              ----------      ----------      ----------      ----------
  Policy benefits                                   618              14               -             632
  Reinsurance premium ceded                       1,822               -               -           1,822
  Amortization of deferred policy
     acquisition costs                            2,100           2,745               -           4,845
  Other non-interest expenses                     1,662           2,533               -           4,195
                                              ----------      ----------      ----------      ----------
  Total non-interest expenses                     6,202           5,292               -          11,494
                                              ----------      ----------      ----------      ----------
  Net earnings before Federal income
      Tax provision                               3,891           3,428           2,520           9,839
  Income tax expense                              1,332           1,036             882           3,250
                                              ----------      ----------      ----------      ----------
  Net earnings                                $   2,559       $   2,392        $  1,638       $   6,589
                                              ==========      ==========      ==========      ==========
  Balance Sheet Information:

  Total assets                               $  519,774       $ 862,187        $ 46,733      $1,428,694
  Deferred policy acquisition costs              15,082          14,621               -          29,703
  Policyholder liabilities and accruals         103,146         148,632               -         251,778
  Other policyholder funds                          633             562               -           1,195























                                                 Life
   1998                                       Insurance       Annuities         Other           Total
  ------                                      -----------     ----------      ----------     -----------
  Net interest spread (a)                     $     789       $   3,876       $   3,052       $    7,717
  Other revenues                                  8,472           4,810            (363)          12,919
                                              -----------     ----------      ----------      -----------
  Net revenues                                    9,261           8,686           2,689           20,636
                                              -----------     ----------      ----------      -----------
  Policy benefits                                 1,570              60               -            1,630
  Reinsurance premium ceded                       1,705               -               -            1,705
  Amortization of deferred policy
     acquisition costs                            3,571           2,188               -            5,759
  Other non-interest expenses                     1,973           2,927               -            4,900
                                              -----------     ----------      ----------      -----------
  Total non-interest expenses                     8,819           5,175               -           13,994
                                              -----------     ----------      ----------      -----------
  Net earnings before Federal income
      Tax provision (benefit)                       442           3,511           2,689            6,642
  Income tax expense (benefit)                       (7)            938             941            1,872
                                              -----------     ----------      ----------      -----------
  Net earnings                                $     449       $   2,573       $   1,748       $    4,770
                                              ===========     ==========      ==========      ===========
  Balance Sheet Information:

  Total assets                                $ 484,322       $ 720,478        $ 43,182       $1,247,982
  Deferred policy acquisition costs              15,325          14,417               -           29,742
  Policyholder liabilities and accruals         103,926         168,306               -          272,232
  Other policyholder funds                        1,319             464               -            1,783

  (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

  The table below summarizes the Company's net revenues by product for 2000, 1999 and 1998:

                                    2000         1999          1998
                                 ----------    ---------     ---------
 Life Insurance
  Variable life                  $  10,393     $  9,656      $  9,045
  Interest-sensitive whole life        349          437           216
                                 ----------    ---------     ---------
     Total Life Insurance           10,742       10,093         9,261
                                 ==========    =========     =========
 Annuities
  Variable annuities                10,221        8,291         6,240
  Interest-sensitive annuities       2,840          429         2,446
                                 ----------    ---------     ---------
     Total Annuities                13,061        8,720         8,686
                                 ----------    ---------     ---------
  Other                              3,092        2,520         2,689
                                 ----------    ---------     ---------
  Total                          $  26,895     $ 21,333      $ 20,636
                                 ==========    =========     =========

* * * * * *

                           PART II. OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    ML Life Insurance Company of New York's By-Laws provide, in Article VII,
Section 7.1 as follows:

    INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

        a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

        b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

        c) the related expenses of any such person in any other of said categories may be advanced by the Company.

    Any persons serving as an officer, director or trustee of a corporation, trust or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

    Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

NEW YORK BUSINESS CORPORATION LAW

    In addition, Sections 722, 723 and 724 of the New York Business Corporation Law generally provide that a corporation has the power (and in some instances the obligation) to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

    ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS


                              AS OF MARCH 1, 2001


                                   DIRECTORS


                                John L. Steffens
                               E. Stanley O'Neal
                               Thomas H. Patrick
                               George A. Schieren


                                    OFFICERS

John L. Steffens
George A. Schieren
John C. Stomber
Andrea L. Dulberg

Chairman of the Board and
Chief Executive Officer
General Counsel
Treasurer
Secretary

                           EXECUTIVE VICE PRESIDENTS

Thomas W. Davis
Barry S. Friedberg
Edward L. Goldberg
Jerome P. Kenney


E. Stanley O'Neal
Thomas H. Patrick
Winthrop H. Smith, Jr.

                             SENIOR VICE PRESIDENTS


Harry P. Allex
Daniel H. Bayly
Rosemary T. Berkery
Michael J. Castellano
Michael R. Cowan
Richard A. Dunn
Ahmass L. Fakahany (1)
Donald N. Gershuny
Mark B. Goldfus
Allen N. Jones
Theresa Lang



Michael J.P. Marks
G. Kelly Martin
Robert J. McCann
John. T. McGowan
Andrew J. Melnick
Athanassios N. Michas
Joseph H. Moglia
Carlos M. Morales
Hisashi Moriya
Thomas O. Muller III
John Qua
George A. Schieren



James F. Shoaf
John C. Stomber
G. Stephen Thoma
Arthur L. Thomas
Anthony J. Vespa
Kevan V. Watts
Madeline A. Weinstein
Joseph T. Willett


                             FIRST VICE PRESIDENTS


Matthias B. Bowman
Dominic A. Carone (2)
Harry J. Ferguson
Richard K. Gordon
Brian C. Henderson
Michael Koeneke
Jack Levy
Frank M. Macioce, Jr.
Donald N. Malawsky
Barry J. Mandel


VICE PRESIDENTS


Leonard E. Accardo
Joseph A. Boccuzzi
Robert G. Dieckmann
Freddy Enriquez
Edward J. Gallagher, Jr.
Scott C. Harrison
Peter C. Lee
Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith



Lawrence W. Roberts
Eric M. Rosenberg
Stanley Schaefer
Barry G. Skolnick
Arthur H. Sobel
Kenneth S. Spirer
John B. Sprung
Nathan C. Thorne
James R. Vallone


ASSISTANT VICE PRESIDENTS

Gregory R. Krolikowski
Edward A. Mallaney

ASSISTANT SECRETARIES


Darryl W. Colletti
Lawrence M. Egan, Jr.
Margaret E. Nelson


------------------------


(1) Mr. Fakahany is also Chief Financial Officer.



(2) Mr. Carone is also the Controller.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The prospectus consisting of 117 pages.


    Undertaking to File Reports.

    Rule 484 Undertaking.

    Representation Pursuant to Section 26(e).

    Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors

    The signatures.

    Written Consents of the Following Persons:

        (a) Barry G. Skolnick, Esq.


        (b) Deborah J. Adler, FSA, MAAA


        (c) Sutherland Asbill & Brennan LLP

        (d) Deloitte & Touche LLP, Independent Auditors

    The following Exhibits:

1.A. (1)             Resolution of the Board of Directors of ML Life Insurance
                     Company of New York establishing the Separate Account
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

     (2)             Not applicable

     (3)(a)          Distribution Agreement between ML Life Insurance Company of
                     New York and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration
                     No. 33-61672 Filed April 29, 1997)

     (b)             Amended Sales Agreement between ML Life Insurance Company of
                     New York and Merrill Lynch Life Agency Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-61672 Filed April 29, 1997)

     (c)             Schedules of Sales Commissions. See Exhibit A(3)(b)

     (4)             Not applicable

     (5)(a) (1)      Modified Flexible Premium Variable Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997)

            (2)      Modified Flexible Premium Joint and Last Survivor Variable
                     Life Insurance Policy (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

     (b)    (1)      Backdating Endorsement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (2) Guarantee of Insurability Rider (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (3)      Single Premium Immediate Annuity Rider (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-51702 Filed April 29, 1997)

            (4)      Flexible Premium Joint and Last Survivor Partial Withdrawal
                     Rider for use with Modified Flexible Premium Joint and Last
                     Survivor Variable Life Insurance Policy (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-51702 Filed April 29, 1997)

            (5)      Flexible Premium Partial Withdrawal Rider for use with
                     Modified Flexible Premium Variable Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997)

            (6)      Change of Insured Rider for use with Flexible Premium
                     Variable Life Insurance Policy (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (6)(a)   Charter of ML Life Insurance Company of New York
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (b)      By-Laws of ML Life Insurance Company of New York
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (7)      Not applicable

            (8)(a)   Agreement between ML Life Insurance Company of New York and
                     Merrill Lynch Funds Distributor, Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-61672 Filed April 29, 1997)

            (b)      Agreement between ML Life Insurance Company of New York and
                     Merrill Lynch, Pierce, Fenner & Smith Incorporated
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (c)      Participation Agreement among Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York and Monarch
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 3 to Form S-6
                     Registration No. 33-61670 Filed April 27, 1994)

            (d)      Management Agreement between Royal Tandem Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (e)      Form of Participation Agreement among Merrill Lynch Life
                     Insurance Company, ML Life Insurance Company of New York and
                     Family Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 3 to Form S-6
                     Registration No. 33-55472 Filed April 27, 1994)

            (f)      Form of Participation Agreement Among ML Life Insurance
                     Company of New York, Alliance Capital Management L.P., and
                     Alliance Fund Distributors, Inc. (Incorporated by Reference to ML Life of New York Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4 Registration
                     No. 33-43654 Filed December 9, 1996)

            (g)      Form of Participation Agreement Among MFS Variable Insurance
                     Trust, ML Life Insurance Company of New York, and
                     Massachusetts Financial Services Company (Incorporated by
                     Reference to ML Life of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 10 to Form N-4
                     Registration No. 33-43654 Filed December 9, 1996)

            (h)      Participation Agreement By and Among AIM Variable Insurance
                     Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                     Company of New York (Incorporated by Reference to ML Life of
                     New York Variable Annuity Separate Account A's Post-
                     Effective Amendment No. 11 to Form N-4 Registration
                     No. 33-43654 Filed April 24, 1997)

            (i)      Form of Participation Agreement among ML Life Insurance
                     Company of New York, Hotchkis and Wiley Variable Trust, and
                     Hotchkis and Wiley (Incorporated by reference to ML of New
                     York Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 12 to Form N-4 Registration No. 33-43654 Filed
                     May 1, 1998)

            (j)      Form of Participation Agreement between ML Life Insurance
                     Company of New York and Mercury Asset Management V.I. Funds,
                     Inc. (Incorporated by reference to ML of New York Variable
                     Annuity Separate Account A's Post-Effective Amendment No. 14
                     to Form N-4 Registration No. 33-43654 Filed April 16, 1999)

            (k)      Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and ML Life Insurance Company of New York (Incorporated by Reference to ML of New York
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43654
                     Filed December 9, 1996).

            (l)      Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and ML Life Insurance
                     Company of New York (Incorporated by Reference to ML of New
                     York Variable Annuity Separate Account A's Registration
                     Statement on Form N-4, Registration No. 333-34894 Filed
                     April 17, 2000.)

            (m)      Amendment to the Participation Agreement By and Among AIM
                     Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                     ML Life Insurance Company of New York. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Registration Statement on Form N-4, Registration
                     No. 333-34894 Filed April 17, 2000.)

            (n)      Form of Amendment to Participation Agreement Among ML Life
                     Insurance Company of New York, Alliance Capital Management
                     L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43654 Filed May 1, 1998.)

            (o)      Amendment to the Participation Agreement Among ML Life
                     Insurance Company of New York, Alliance Capital Management
                     L.P., and Alliance Fund Distributors, Inc. Dated June 5,
                     1998. (Incorporated by Reference to ML of New York Variable
                     Life Separate Account II's Post-Effective Amendment No. 9 to
                     Form S-6, Registration No. 33-51702 Filed April 28, 2000.)

            (p)      Amendment to the Participation Agreement Among ML Life
                     Insurance Company of New York, Alliance Capital Management
                     L.P., and Alliance Fund Distributors, Inc. Dated July 22,
                     1999. (Incorporated by Reference to ML of New York Variable
                     Life Separate Account II's Post-Effective Amendment No. 9 to
                     Form S-6, Registration No. 33-51702 Filed April 28, 2000.)

            (q)      Amendment to Participation Agreement Between ML Life
                     Insurance Company of New York and Hotchkis and Wiley
                     Variable Trust Dated July 22, 1999. (Incorporated by
                     Reference to ML of New York Variable Life Separate
                     Account II's Post-Effective Amendment No. 9 to Form S-6,
                     Registration No. 33-51702 Filed April 28, 2000.)

            (9)(a)   Service Agreement between Tandem Financial Group, Inc. and
                     Royal Tandem Life Insurance Company (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-61672 Filed April 29, 1997)

            (b)      Service Agreement between ML Life Insurance Company of New
                     York and Merrill Lynch Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8
                     to Form S-6 Registration No. 33-61672 Filed April 29, 1997)

            (10)(a)  Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-51702 Filed April 29, 1997)

            (b)      Variable Life Insurance Supplemental Application 1
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997)

            (c)      Application for Additional Payment for Variable Life
                     Insurance (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 6 to Form S-6 Registration
                     No. 33-51702 Filed April 29, 1997)

            (d)      Application for Reinstatement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (e)      Modified Flexible Premium Variable Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997) (Form No. MFP87(NY) (7/94)) (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 4 to
                     Form S-6 Registration No. 33-51702 Filed April 28, 1995)

            (f) Single Premium Immediate Annuity Certain Rider (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6
                     to Form S-6 Registration No. 33-51702 Filed April 29, 1997)
                     (Form No. MSPIAC86-S(NY) (7/94)) (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-51702 Filed April 28, 1995)

            (g)      Modified Flexible Premium Joint and Last Survivor Variable
                     Life Insurance Policy (Form No. MFPLS87(NY) (7/94))
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 4 to Form S-6 Registration No. 33-51702 Filed
                     April 28, 1995)

            (11)(a)  Memorandum describing ML Life Insurance Company of New
                     York's Issuance, Transfer and Redemption Procedures
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 2 to Form S-6 Registration No. 33-51702 Filed
                     March 1, 1994)

            (b)      Supplement to Memorandum describing ML Life Insurance
                     Company of New York's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration
                     No. 33-61672 Filed April 29, 1997)

2.                   See Exhibit 1.A.(5)

3. Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to
                     Form S-6 Registration No. 33-51702 Filed April 25, 1996)

4.                   Not applicable

5.                   Not applicable

6. Opinion and Consent of Deborah J. Adler, FSA, MAAA as to actuarial matters pertaining to the securities being registered

7.          (a)      Power of Attorney of Frederick J.C. Butler (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (b)      Power of Attorney of Michael P. Cogswell (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (c)      Power of Attorney of Sandra K. Cox (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (d)      Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (e)      Power of Attorney of David E. Dunford (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)



            (f)      Power of Attorney of Francis X. Ervin, Jr. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 7 to
                     Form S-6 Registration No. 33-61672 Filed April 25, 1996)

            (g)      Power of Attorney of Gail R. Farkas (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 7 to
                     Form S-6 Registration No. 33-61672 Filed April 25, 1996)

            (h)      Power of Attorney of John C.R. Hele (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (i)      Power of Attorney of Robert L. Israeloff (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (j)      Power of Attorney of Allen N. Jones (Incorporated by
                     Reference to ML Life of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 11 to Form N-4
                     Registration No. 33-43654 Filed April 24, 1997)

            (k)      Power of Attorney of Cynthia L. Kahn (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (l)      Power of Attorney of Robert A. King (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (m)      Power of Attorney of Stanley C. Peterson (Incorporated by
                     Reference to ML Life Insurance Company of New York's
                     Registration Statement on Form S-1 Registration
                     No. 333-48983 Filed March 31, 1998)

            (n)      Power of Attorney of Irving M. Pollack (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (o)      Power of Attorney of Barry G. Skolnick (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (p)      Power of Attorney of Anthony J. Vespa (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (q) Power of Attorney of Richard M. Drew (Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to
                     Form S-6 Registration No. 33-51794 Filed April 28, 2000)

            (r) Power of Attorney of Christopher J. Grady (Incorporated by reference to ML Life Insurance Company of New York's Annual
                     Report on Form 10-K Filed
                     April 2, 2001)

            (s) Power of Attorney of Matthew J. Rider (Incorporated by reference to ML Life Insurance Company of New York's Annual
                     Report on Form 10-K Filed April 2, 2001)

8.          (a)      Written Consent of Barry G. Skolnick, Esq.

            (b)      Written Consent of Deborah J. Adler, FSA, MAAA (See Exhibit
                     6)

            (c)      Written Consent of Sutherland Asbill & Brennan LLP

            (d)      Written Consent of Deloitte & Touche LLP, Independent
                     Auditors

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, ML of New York Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 10 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the township of Princeton and the State of New Jersey, on the 25th day of April 2001.


                ML of New York Variable Life Separate Account II
                                  (Registrant)

                   By: ML Life Insurance Company of New York
                                  (Depositor)


Attest:   /s/ THOMAS J. LOFTUS               By:   /s/ BARRY G. SKOLNICK
          --------------------------------         --------------------------------
          Thomas J. Loftus                         Barry G. Skolnick
          Vice President                           President



    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2001.



          SIGNATURE                       TITLE
          ---------                       -----
              *                 Director, Senior Vice
------------------------------    President, and Chief
       David M. Dunford           Investment Officer

              *
------------------------------  Director and Senior Vice
        Gail R. Farkas            President

                                Director, Senior Vice
              *                   President, Chief
------------------------------    Financial Officer, and
       Matthew J. Rider           Treasurer

              *
------------------------------  Director, Vice President,
     Michael P. Cogswell          and Senior Counsel

              *
------------------------------  Director and Vice
     Christopher J. Grady         President

              *
------------------------------  Director
    Frederick J.C. Butler

              *
------------------------------  Director
       Richard M. Drew

          SIGNATURE                       TITLE
          ---------                       -----
              *
------------------------------  Director
     Robert L. Israeloff

              *
------------------------------  Director
        Robert A. King

              *
------------------------------  Director
      Irving M. Pollack

              *
------------------------------  Director
     Cynthia Kahn Sherman

              *
------------------------------  Director
       Anthony J. Vespa



                                 In his own capacity as
*By:    /s/ BARRY G. SKOLNICK      Director, President,
      -------------------------    General Counsel,
          Barry G. Skolnick        Secretary and as
                                   Attorney-In-Fact

                                 EXHIBIT INDEX


6. Opinion and Consent of Deborah J. Adler, FSA, MAAA as to actuarial matters pertaining to the securities being registered
8.(a)  Written Consent of Barry G. Skolnick, Esq.
8.(c)  Written Consent of Sutherland Asbill & Brennan LLP
8.(d)  Written Consent of Deloitte & Touche LLP, Independent
       Auditors